Itemunited states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Ocean Park Tactical All Asset Fund

Class A1 Shares (SIRZX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$199	1.87%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, both equity and fixed income markets experienced positive uptrends. The largest category allocations during the period were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributors to the Fund’s performance were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The only detractors to performance were Commodity Funds and Managed Futures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$13,773
$11,457
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$9,427	$10,000
Sep-2015	$9,226	$9,935
Sep-2016	$9,737	$10,623
Sep-2017	$10,071	$11,001
Sep-2018	$10,122	$11,162
Sep-2019	$10,370	$12,025
Sep-2020	$10,605	$12,908
Sep-2021	$11,166	$13,606
Sep-2022	$10,207	$11,462
Sep-2023	$10,169	$11,983
Sep-2024	$11,457	$13,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	12.67%	2.01%	1.97%
With Load	8.43%	0.82%	1.37%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$621,898,737
  Number of Portfolio Holdings67
  Advisory Fee $8,162,678
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
68.7%
Equity
26.1%
Money Market Funds
9.4%
Alternative
5.1%
Liabilities in Excess of Other Assets
-9.3%

Value	Value
Liabilities in Excess of Other Assets	-9.3%
Alternative	5.1%
Money Market Funds	9.4%
Equity	26.1%
Fixed Income	68.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.9%
iShares 20+ Year Treasury Bond ETF	10.2%
PIMCO Total Return Fund, Institutional Class	10.0%
First American Government Obligations Fund, Class X	9.4%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	5.9%
Schwab S&P 500 Index Fund	5.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5.3%
SPDR Bloomberg High Yield Bond ETF	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.7%
SPDR Portfolio High Yield Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SIRZX

Ocean Park Tactical All Asset Fund

Class A Shares (SIRAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.72%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, both equity and fixed income markets experienced positive uptrends. The largest category allocations during the period were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributors to the Fund’s performance were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The only detractors to performance were Commodity Funds and Managed Futures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$13,773
$11,627
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$9,425	$10,000
Sep-2015	$9,239	$9,935
Sep-2016	$9,768	$10,623
Sep-2017	$10,116	$11,001
Sep-2018	$10,182	$11,162
Sep-2019	$10,445	$12,025
Sep-2020	$10,697	$12,908
Sep-2021	$11,281	$13,606
Sep-2022	$10,327	$11,462
Sep-2023	$10,304	$11,983
Sep-2024	$11,627	$13,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	12.84%	2.17%	2.12%
With Load	8.60%	0.96%	1.52%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$621,898,737
  Number of Portfolio Holdings67
  Advisory Fee $8,162,678
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.3%
Alternative	5.1%
Money Market Funds	9.4%
Equity	26.1%
Fixed Income	68.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.9%
iShares 20+ Year Treasury Bond ETF	10.2%
PIMCO Total Return Fund, Institutional Class	10.0%
First American Government Obligations Fund, Class X	9.4%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	5.9%
Schwab S&P 500 Index Fund	5.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5.3%
SPDR Bloomberg High Yield Bond ETF	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.7%
SPDR Portfolio High Yield Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SIRAX

Ocean Park Tactical All Asset Fund

Class C Shares (SIRCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$262	2.47%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, both equity and fixed income markets experienced positive uptrends. The largest category allocations during the period were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributors to the Fund’s performance were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The only detractors to performance were Commodity Funds and Managed Futures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$13,773
$11,444
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,728	$9,935
Sep-2016	$10,207	$10,623
Sep-2017	$10,493	$11,001
Sep-2018	$10,482	$11,162
Sep-2019	$10,674	$12,025
Sep-2020	$10,851	$12,908
Sep-2021	$11,354	$13,606
Sep-2022	$10,316	$11,462
Sep-2023	$10,219	$11,983
Sep-2024	$11,444	$13,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	11.98%	1.40%	1.36%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$621,898,737
  Number of Portfolio Holdings67
  Advisory Fee $8,162,678
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.3%
Alternative	5.1%
Money Market Funds	9.4%
Equity	26.1%
Fixed Income	68.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.9%
iShares 20+ Year Treasury Bond ETF	10.2%
PIMCO Total Return Fund, Institutional Class	10.0%
First American Government Obligations Fund, Class X	9.4%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	5.9%
Schwab S&P 500 Index Fund	5.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5.3%
SPDR Bloomberg High Yield Bond ETF	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.7%
SPDR Portfolio High Yield Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SIRCX

Ocean Park Tactical All Asset Fund

Investor Shares (SIRIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$183	1.72%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, both equity and fixed income markets experienced positive uptrends. The largest category allocations during the period were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributors to the Fund’s performance were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The only detractors to performance were Commodity Funds and Managed Futures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$13,773
$12,329
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,798	$9,935
Sep-2016	$10,358	$10,623
Sep-2017	$10,733	$11,001
Sep-2018	$10,797	$11,162
Sep-2019	$11,081	$12,025
Sep-2020	$11,339	$12,908
Sep-2021	$11,959	$13,606
Sep-2022	$10,951	$11,462
Sep-2023	$10,926	$11,983
Sep-2024	$12,329	$13,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	12.85%	2.16%	2.12%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$621,898,737
  Number of Portfolio Holdings67
  Advisory Fee $8,162,678
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.3%
Alternative	5.1%
Money Market Funds	9.4%
Equity	26.1%
Fixed Income	68.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.9%
iShares 20+ Year Treasury Bond ETF	10.2%
PIMCO Total Return Fund, Institutional Class	10.0%
First American Government Obligations Fund, Class X	9.4%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	5.9%
Schwab S&P 500 Index Fund	5.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5.3%
SPDR Bloomberg High Yield Bond ETF	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.7%
SPDR Portfolio High Yield Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SIRIX

Ocean Park Tactical All Asset Fund

Instl Class (SIRRX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$157	1.47%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, both equity and fixed income markets experienced positive uptrends. The largest category allocations during the period were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributors to the Fund’s performance were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The only detractors to performance were Commodity Funds and Managed Futures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$13,773
$12,638
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,820	$9,935
Sep-2016	$10,407	$10,623
Sep-2017	$10,805	$11,001
Sep-2018	$10,899	$11,162
Sep-2019	$11,211	$12,025
Sep-2020	$11,512	$12,908
Sep-2021	$12,167	$13,606
Sep-2022	$11,166	$11,462
Sep-2023	$11,169	$11,983
Sep-2024	$12,638	$13,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	13.15%	2.43%	2.37%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$621,898,737
  Number of Portfolio Holdings67
  Advisory Fee $8,162,678
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.3%
Alternative	5.1%
Money Market Funds	9.4%
Equity	26.1%
Fixed Income	68.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.9%
iShares 20+ Year Treasury Bond ETF	10.2%
PIMCO Total Return Fund, Institutional Class	10.0%
First American Government Obligations Fund, Class X	9.4%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	5.9%
Schwab S&P 500 Index Fund	5.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5.3%
SPDR Bloomberg High Yield Bond ETF	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.7%
SPDR Portfolio High Yield Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SIRRX

Ocean Park Tactical All Asset Fund

Class I1 Shares (SIRJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$199	1.87%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, both equity and fixed income markets experienced positive uptrends. The largest category allocations during the period were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributors to the Fund’s performance were Domestic Equities, Multi-Sector Bond Funds, High Grade U.S. Bonds and International Equities. The only detractors to performance were Commodity Funds and Managed Futures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$13,773
$12,150
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,786	$9,935
Sep-2016	$10,326	$10,623
Sep-2017	$10,684	$11,001
Sep-2018	$10,732	$11,162
Sep-2019	$10,995	$12,025
Sep-2020	$11,250	$12,908
Sep-2021	$11,839	$13,606
Sep-2022	$10,822	$11,462
Sep-2023	$10,781	$11,983
Sep-2024	$12,150	$13,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	12.70%	2.02%	1.97%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$621,898,737
  Number of Portfolio Holdings67
  Advisory Fee $8,162,678
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.3%
Alternative	5.1%
Money Market Funds	9.4%
Equity	26.1%
Fixed Income	68.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.9%
iShares 20+ Year Treasury Bond ETF	10.2%
PIMCO Total Return Fund, Institutional Class	10.0%
First American Government Obligations Fund, Class X	9.4%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	5.9%
Schwab S&P 500 Index Fund	5.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5.3%
SPDR Bloomberg High Yield Bond ETF	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.7%
SPDR Portfolio High Yield Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SIRJX

Ocean Park Tactical Bond Fund

Class A Shares (STBKX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$155	1.47%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark. The Fund allocates tactically between three asset classes: High Yield Corporate Bonds, Long Term US Treasuries and Cash and Equivalents.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, the Fund was almost wholly invested across High Yield Corporate Bond Funds. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributor to the Fund’s performance was High Yield Corporate Bonds due to the positive uptrend driven by decline in yields with Cash and Equivalents also adding slightly to performance. There were no categories which contributed negatively to performance during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$12,520
$12,342
$10,150
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
Oct-2019	$9,423	$10,000	$10,000
Sep-2020	$10,789	$10,681	$10,237
Sep-2021	$11,561	$10,585	$11,410
Sep-2022	$10,846	$9,040	$9,809
Sep-2023	$11,089	$9,098	$10,817
Sep-2024	$12,342	$10,150	$12,520

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund
Without Load	11.30%	5.54%
With Load	7.11%	4.30%
ICE BofA US High Yield Index	15.74%	4.60%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,913,221,438
  Number of Portfolio Holdings32
  Advisory Fee $18,707,888
  Portfolio Turnover70%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.8%
Money Market Funds
10.4%
Liabilities in Excess of Other Assets
-10.2%

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	10.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	26.5%
SPDR Bloomberg High Yield Bond ETF	13.2%
iShares Broad USD High Yield Corporate Bond ETF	11.5%
First American Government Obligations Fund, Class X	10.4%
iShares iBoxx High Yield Corporate Bond ETF	10.2%
Osterweis Strategic Income Fund, Class I	6.8%
SPDR Bloomberg Short Term High Yield Bond ETF	6.5%
SPDR Portfolio High Yield Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	4.3%
iShares 0-5 Year High Yield Corporate Bond ETF	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STBKX

Ocean Park Tactical Bond Fund

Class C Shares (STBDX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$234	2.22%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark. The Fund allocates tactically between three asset classes: High Yield Corporate Bonds, Long Term US Treasuries and Cash and Equivalents.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, the Fund was almost wholly invested across High Yield Corporate Bond Funds. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributor to the Fund’s performance was High Yield Corporate Bonds due to the positive uptrend driven by decline in yields with Cash and Equivalents also adding slightly to performance. There were no categories which contributed negatively to performance during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$12,650
$12,520
$10,150
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
Oct-2019	$10,000	$10,000	$10,000
Sep-2020	$11,397	$10,681	$10,237
Sep-2021	$12,119	$10,585	$11,410
Sep-2022	$11,288	$9,040	$9,809
Sep-2023	$11,449	$9,098	$10,817
Sep-2024	$12,650	$10,150	$12,520

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	10.49%	4.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%
ICE BofA US High Yield Index	15.74%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,913,221,438
  Number of Portfolio Holdings32
  Advisory Fee $18,707,888
  Portfolio Turnover70%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	10.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	26.5%
SPDR Bloomberg High Yield Bond ETF	13.2%
iShares Broad USD High Yield Corporate Bond ETF	11.5%
First American Government Obligations Fund, Class X	10.4%
iShares iBoxx High Yield Corporate Bond ETF	10.2%
Osterweis Strategic Income Fund, Class I	6.8%
SPDR Bloomberg Short Term High Yield Bond ETF	6.5%
SPDR Portfolio High Yield Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	4.3%
iShares 0-5 Year High Yield Corporate Bond ETF	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STBDX

Ocean Park Tactical Bond Fund

Instl Class (STBJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$129	1.22%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund outperformed its primary benchmark. The Fund allocates tactically between three asset classes: High Yield Corporate Bonds, Long Term US Treasuries and Cash and Equivalents.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, the Fund was almost wholly invested across High Yield Corporate Bond Funds. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributor to the Fund’s performance was High Yield Corporate Bonds due to the positive uptrend driven by decline in yields with Cash and Equivalents also adding slightly to performance. There were no categories which contributed negatively to performance during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$13,261
$12,520
$10,150
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
Oct-2019	$10,000	$10,000	$10,000
Sep-2020	$11,478	$10,681	$10,237
Sep-2021	$12,327	$10,585	$11,410
Sep-2022	$11,597	$9,040	$9,809
Sep-2023	$11,884	$9,098	$10,817
Sep-2024	$13,261	$10,150	$12,520

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	11.59%	5.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%
ICE BofA US High Yield Index	15.74%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,913,221,438
  Number of Portfolio Holdings32
  Advisory Fee $18,707,888
  Portfolio Turnover70%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	10.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	26.5%
SPDR Bloomberg High Yield Bond ETF	13.2%
iShares Broad USD High Yield Corporate Bond ETF	11.5%
First American Government Obligations Fund, Class X	10.4%
iShares iBoxx High Yield Corporate Bond ETF	10.2%
Osterweis Strategic Income Fund, Class I	6.8%
SPDR Bloomberg Short Term High Yield Bond ETF	6.5%
SPDR Portfolio High Yield Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	4.3%
iShares 0-5 Year High Yield Corporate Bond ETF	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STBJX

Ocean Park Tactical Bond Fund

Investor Class (STBNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.62%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark. The Fund allocates tactically between three asset classes: High Yield Corporate Bonds, Long Term US Treasuries and Cash and Equivalents.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

During the period, the Fund was almost wholly invested across High Yield Corporate Bond Funds. The average allocation to Cash and Equivalents over the period was less than 10%.

The largest contributor to the Fund’s performance was High Yield Corporate Bonds due to the positive uptrend driven by decline in yields with Cash and Equivalents also adding slightly to performance. There were no categories which contributed negatively to performance during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$13,000
$12,520
$10,150
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
Oct-2019	$10,000	$10,000	$10,000
Sep-2020	$11,436	$10,681	$10,237
Sep-2021	$12,235	$10,585	$11,410
Sep-2022	$11,465	$9,040	$9,809
Sep-2023	$11,697	$9,098	$10,817
Sep-2024	$13,000	$10,150	$12,520

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	11.14%	5.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%
ICE BofA US High Yield Index	15.74%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,913,221,438
  Number of Portfolio Holdings32
  Advisory Fee $18,707,888
  Portfolio Turnover70%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	10.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	26.5%
SPDR Bloomberg High Yield Bond ETF	13.2%
iShares Broad USD High Yield Corporate Bond ETF	11.5%
First American Government Obligations Fund, Class X	10.4%
iShares iBoxx High Yield Corporate Bond ETF	10.2%
Osterweis Strategic Income Fund, Class I	6.8%
SPDR Bloomberg Short Term High Yield Bond ETF	6.5%
SPDR Portfolio High Yield Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	4.3%
iShares 0-5 Year High Yield Corporate Bond ETF	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STBNX

Ocean Park Tactical Core Growth Fund

Instl Class (STEJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$108	0.99%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for equities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were U.S. Large Cap Blend, U.S. Large Cap Growth, and U.S. Large Cap Value followed by U.S. Mid Cap and U.S. Small Cap Funds. The detractors against the Fund’s performance were Foreign Small and Mid Cap Value Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Growth Fund
Morningstar US Market TR USD
Morningstar Global Markets ex US NR USD
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
$15,000
$10,000
$5,000
$0
$13,560
$13,234
$12,485
$11,840
09/29/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24

	Ocean Park Tactical Core Growth Fund	Morningstar US Market TR USD	Morningstar Global Markets ex US NR USD	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
09/29/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$10,000	$10,000	$10,000	$10,000
10/31/23	$9,694	$9,747	$9,568	$9,694
11/30/23	$10,063	$10,664	$10,433	$10,594
12/31/23	$10,516	$11,208	$10,971	$11,137
01/31/24	$10,560	$11,353	$10,859	$11,204
02/29/24	$10,993	$11,969	$11,109	$11,706
03/31/24	$11,301	$12,356	$11,447	$12,078
04/30/24	$10,913	$11,825	$11,250	$11,652
05/31/24	$11,374	$12,383	$11,576	$12,139
06/30/24	$11,494	$12,785	$11,551	$12,407
07/31/24	$11,709	$12,988	$11,847	$12,640
08/31/24	$11,707	$13,281	$12,155	$12,938
09/30/24	$11,840	$13,560	$12,485	$13,234

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	18.40%	18.35%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	32.34%	32.18%
Morningstar Global Markets ex US NR USD	24.85%	24.78%
Morningstar US Market TR USD	35.60%	35.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$3,962,767
  Number of Portfolio Holdings37
  Advisory Fee (net of waivers)$0
  Portfolio Turnover93%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	70.9%
Money Market Funds	10.2%
Open End Funds	18.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.5%
Money Market Funds
11.2%
Liabilities in Excess of Other Assets
-9.7%

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Money Market Funds	11.2%
Equity	98.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Min Vol Factor ETF	18.3%
Vanguard S&P 500 ETF	11.7%
First American Government Obligations Fund, Class X	11.2%
iShares MSCI EAFE Min Vol Factor ETF	5.0%
Schwab S&P 500 Index Fund	4.5%
Dodge & Cox International Stock Fund, Class I	4.3%
Brandes International Small Cap Equity Fund, Class I	3.9%
iShares U.S. Real Estate ETF	3.6%
Consumer Staples Select Sector SPDR Fund	3.6%
WisdomTree India Earnings Fund	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Growth Fund”.

Ocean Park Tactical Core Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ocean Park Tactical Core Growth Fund

Investor Class (STENX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.39%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for equities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were U.S. Large Cap Blend, U.S. Large Cap Growth, and U.S. Large Cap Value followed by U.S. Mid Cap and U.S. Small Cap Funds. The detractors against the Fund’s performance were Foreign Small and Mid Cap Value Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Growth Fund
Morningstar US Market TR USD
Morningstar Global Markets ex US NR USD
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
$15,000
$10,000
$5,000
$0
$13,560
$13,234
$12,485
$11,791
09/29/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24

	Ocean Park Tactical Core Growth Fund	Morningstar US Market TR USD	Morningstar Global Markets ex US NR USD	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
09/29/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$10,000	$10,000	$10,000	$10,000
10/31/23	$9,694	$9,747	$9,568	$9,694
11/30/23	$10,059	$10,664	$10,433	$10,594
12/31/23	$10,508	$11,208	$10,971	$11,137
01/31/24	$10,548	$11,353	$10,859	$11,204
02/29/24	$10,973	$11,969	$11,109	$11,706
03/31/24	$11,282	$12,356	$11,447	$12,078
04/30/24	$10,885	$11,825	$11,250	$11,652
05/31/24	$11,343	$12,383	$11,576	$12,139
06/30/24	$11,463	$12,785	$11,551	$12,407
07/31/24	$11,670	$12,988	$11,847	$12,640
08/31/24	$11,666	$13,281	$12,155	$12,938
09/30/24	$11,791	$13,560	$12,485	$13,234

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	17.91%	17.86%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	32.34%	32.18%
Morningstar Global Markets ex US NR USD	24.85%	24.78%
Morningstar US Market TR USD	35.60%	35.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$3,962,767
  Number of Portfolio Holdings37
  Advisory Fee (net of waivers)$0
  Portfolio Turnover93%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	70.9%
Money Market Funds	10.2%
Open End Funds	18.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Money Market Funds	11.2%
Equity	98.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Min Vol Factor ETF	18.3%
Vanguard S&P 500 ETF	11.7%
First American Government Obligations Fund, Class X	11.2%
iShares MSCI EAFE Min Vol Factor ETF	5.0%
Schwab S&P 500 Index Fund	4.5%
Dodge & Cox International Stock Fund, Class I	4.3%
Brandes International Small Cap Equity Fund, Class I	3.9%
iShares U.S. Real Estate ETF	3.6%
Consumer Staples Select Sector SPDR Fund	3.6%
WisdomTree India Earnings Fund	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Growth Fund”.

Ocean Park Tactical Core Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ocean Park Tactical Core Income Fund

Class A Shares (SSIZX)

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$142	1.35%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Multi-Sector Bond Funds, High Grade U.S. Bonds, and High Yield Corporate Bonds driven by decline in yields during the period. There were no detractors against the Fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,021
$12,004
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$9,427	$10,000
Sep-2015	$9,355	$10,294
Sep-2016	$10,034	$10,829
Sep-2017	$10,369	$10,836
Sep-2018	$10,424	$10,705
Sep-2019	$10,967	$11,807
Sep-2020	$11,240	$12,632
Sep-2021	$11,769	$12,518
Sep-2022	$11,004	$10,691
Sep-2023	$10,857	$10,760
Sep-2024	$12,021	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund
Without Load	10.72%	1.85%	2.46%
With Load	6.58%	0.65%	1.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,517,140,529
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$11,827,590
  Portfolio Turnover120%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
95.2%
Money Market Funds
10.4%
Alternative
5.8%
Liabilities in Excess of Other Assets
-11.4%

Value	Value
Liabilities in Excess of Other Assets	-11.4%
Alternative	5.8%
Money Market Funds	10.4%
Fixed Income	95.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.6%
iShares 20+ Year Treasury Bond ETF	11.4%
SPDR Bloomberg High Yield Bond ETF	10.4%
First American Government Obligations Fund, Class X	10.4%
PIMCO Total Return Fund, Institutional Class	9.3%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	6.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.9%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	4.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	3.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SSIZX

Ocean Park Tactical Core Income Fund

Class C Shares (SSICX)

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$205	1.95%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Multi-Sector Bond Funds, High Grade U.S. Bonds, and High Yield Corporate Bonds driven by decline in yields during the period. There were no detractors against the Fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,009
$12,004
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,863	$10,294
Sep-2016	$10,515	$10,829
Sep-2017	$10,800	$10,836
Sep-2018	$10,793	$10,705
Sep-2019	$11,285	$11,807
Sep-2020	$11,499	$12,632
Sep-2021	$11,973	$12,518
Sep-2022	$11,120	$10,691
Sep-2023	$10,911	$10,760
Sep-2024	$12,009	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	10.07%	1.25%	1.85%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,517,140,529
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$11,827,590
  Portfolio Turnover120%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.4%
Alternative	5.8%
Money Market Funds	10.4%
Fixed Income	95.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.6%
iShares 20+ Year Treasury Bond ETF	11.4%
SPDR Bloomberg High Yield Bond ETF	10.4%
First American Government Obligations Fund, Class X	10.4%
PIMCO Total Return Fund, Institutional Class	9.3%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	6.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.9%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	4.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	3.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SSICX

Ocean Park Tactical Core Income Fund

Investor Class (SSIIX)

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.35%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Multi-Sector Bond Funds, High Grade U.S. Bonds, and High Yield Corporate Bonds driven by decline in yields during the period. There were no detractors against the Fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,749
$12,004
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,922	$10,294
Sep-2016	$10,638	$10,829
Sep-2017	$10,997	$10,836
Sep-2018	$11,055	$10,705
Sep-2019	$11,629	$11,807
Sep-2020	$11,923	$12,632
Sep-2021	$12,484	$12,518
Sep-2022	$11,668	$10,691
Sep-2023	$11,513	$10,760
Sep-2024	$12,749	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	10.74%	1.86%	2.46%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,517,140,529
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$11,827,590
  Portfolio Turnover120%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.4%
Alternative	5.8%
Money Market Funds	10.4%
Fixed Income	95.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.6%
iShares 20+ Year Treasury Bond ETF	11.4%
SPDR Bloomberg High Yield Bond ETF	10.4%
First American Government Obligations Fund, Class X	10.4%
PIMCO Total Return Fund, Institutional Class	9.3%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	6.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.9%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	4.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	3.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SSIIX

Ocean Park Tactical Core Income Fund

Instl Class (SSIRX)

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$101	0.96%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Multi-Sector Bond Funds, High Grade U.S. Bonds, and High Yield Corporate Bonds driven by decline in yields during the period. There were no detractors against the Fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,244
$12,004
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,958	$10,294
Sep-2016	$10,710	$10,829
Sep-2017	$11,107	$10,836
Sep-2018	$11,211	$10,705
Sep-2019	$11,839	$11,807
Sep-2020	$12,183	$12,632
Sep-2021	$12,811	$12,518
Sep-2022	$12,021	$10,691
Sep-2023	$11,914	$10,760
Sep-2024	$13,244	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	11.16%	2.27%	2.85%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,517,140,529
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$11,827,590
  Portfolio Turnover120%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.4%
Alternative	5.8%
Money Market Funds	10.4%
Fixed Income	95.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.6%
iShares 20+ Year Treasury Bond ETF	11.4%
SPDR Bloomberg High Yield Bond ETF	10.4%
First American Government Obligations Fund, Class X	10.4%
PIMCO Total Return Fund, Institutional Class	9.3%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	6.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.9%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	4.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	3.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SSIRX

Ocean Park Tactical Municipal Fund

Class A Shares (STMKX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$130	1.23%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. For the year ended September 30, 2024, the Fund outperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were High Yield Municipal Bond Funds, Long-Term Municipal Bond Funds and Intermediate-Term Municipal Bond Funds.  State-specific Bond Funds also made a significant contribution to the Fund’s performance. There were no detractors against the Fund’s performance

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,443
$11,320
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$9,423	$10,000
Sep-2019	$10,103	$10,682
Sep-2020	$10,149	$11,119
Sep-2021	$10,844	$11,411
Sep-2022	$10,276	$10,099
Sep-2023	$10,213	$10,368
Sep-2024	$11,320	$11,443

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund
Without Load	10.84%	2.30%	3.24%
With Load	6.68%	1.10%	2.18%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$292,824,615
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,141,495
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.8%
Money Market Funds
6.9%
Liabilities in Excess of Other Assets
-6.7%

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	6.9%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen High Yield Municipal Bond Fund, Class I	18.9%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	10.7%
Invesco National AMT-Free Municipal Bond ETF	10.1%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	9.9%
BlackRock Strategic Municipal Opportunities Fund, Institutional Class	9.7%
JPMorgan National Municipal Income Fund, Class I	7.3%
First American Government Obligations Fund, Class X	6.9%
Russell Tax Exempt High Yield Bond Fund, Class S	6.7%
BlackRock High Yield Municipal Fund, Institutional Class	6.4%
VanEck High Yield Muni ETF	5.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STMKX

Ocean Park Tactical Municipal Fund

Class C Shares (STMHX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$208	1.98%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. For the year ended September 30, 2024, the Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were High Yield Municipal Bond Funds, Long-Term Municipal Bond Funds and Intermediate-Term Municipal Bond Funds. State-specific Bond Funds also made a significant contribution to the Fund’s performance. There were no detractors against the Fund’s performance

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$10,753
$10,675
Sep-2019
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Sep-2019	$10,000	$10,000
Sep-2019	$9,958	$9,965
Sep-2020	$9,938	$10,372
Sep-2021	$10,538	$10,645
Sep-2022	$9,911	$9,421
Sep-2023	$9,780	$9,672
Sep-2024	$10,753	$10,675

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 10, 2019)
Ocean Park Tactical Municipal Fund	9.95%	1.55%	1.45%
Bloomberg Municipal Bond Index	10.37%	1.39%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$292,824,615
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,141,495
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	6.9%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen High Yield Municipal Bond Fund, Class I	18.9%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	10.7%
Invesco National AMT-Free Municipal Bond ETF	10.1%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	9.9%
BlackRock Strategic Municipal Opportunities Fund, Institutional Class	9.7%
JPMorgan National Municipal Income Fund, Class I	7.3%
First American Government Obligations Fund, Class X	6.9%
Russell Tax Exempt High Yield Bond Fund, Class S	6.7%
BlackRock High Yield Municipal Fund, Institutional Class	6.4%
VanEck High Yield Muni ETF	5.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STMHX

Ocean Park Tactical Municipal Fund

Investor Class (STMNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.38%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. For the year ended September 30, 2024, the Fund outperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were High Yield Municipal Bond Funds, Long-Term Municipal Bond Funds and Intermediate-Term Municipal Bond Funds.  State-specific Bond Funds also made a significant contribution to the Fund’s performance. There were no detractors against the Fund’s performance

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,881
$11,443
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$10,000	$10,000
Sep-2019	$10,685	$10,682
Sep-2020	$10,717	$11,119
Sep-2021	$11,431	$11,411
Sep-2022	$10,816	$10,099
Sep-2023	$10,734	$10,368
Sep-2024	$11,881	$11,443

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	10.69%	2.15%	3.04%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$292,824,615
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,141,495
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	6.9%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen High Yield Municipal Bond Fund, Class I	18.9%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	10.7%
Invesco National AMT-Free Municipal Bond ETF	10.1%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	9.9%
BlackRock Strategic Municipal Opportunities Fund, Institutional Class	9.7%
JPMorgan National Municipal Income Fund, Class I	7.3%
First American Government Obligations Fund, Class X	6.9%
Russell Tax Exempt High Yield Bond Fund, Class S	6.7%
BlackRock High Yield Municipal Fund, Institutional Class	6.4%
VanEck High Yield Muni ETF	5.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STMNX

Ocean Park Tactical Municipal Fund

Instl Class (STMEX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$111	1.05%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. For the year ended September 30, 2024, the Fund outperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were High Yield Municipal Bond Funds, Long-Term Municipal Bond Funds and Intermediate-Term Municipal Bond Funds.  State-specific Bond Funds also made a significant contribution to the Fund’s performance. There were no detractors against the Fund’s performance

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,135
$11,443
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$10,000	$10,000
Sep-2019	$10,716	$10,682
Sep-2020	$10,796	$11,119
Sep-2021	$11,558	$11,411
Sep-2022	$10,975	$10,099
Sep-2023	$10,931	$10,368
Sep-2024	$12,135	$11,443

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	11.01%	2.52%	3.42%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$292,824,615
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,141,495
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	6.9%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen High Yield Municipal Bond Fund, Class I	18.9%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	10.7%
Invesco National AMT-Free Municipal Bond ETF	10.1%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	9.9%
BlackRock Strategic Municipal Opportunities Fund, Institutional Class	9.7%
JPMorgan National Municipal Income Fund, Class I	7.3%
First American Government Obligations Fund, Class X	6.9%
Russell Tax Exempt High Yield Bond Fund, Class S	6.7%
BlackRock High Yield Municipal Fund, Institutional Class	6.4%
VanEck High Yield Muni ETF	5.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STMEX

Ocean Park Tactical Municipal Fund

Special Shares (STMYX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$97	0.92%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. For the year ended September 30, 2024, the Fund outperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for fixed income as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were High Yield Municipal Bond Funds, Long-Term Municipal Bond Funds and Intermediate-Term Municipal Bond Funds.  State-specific Bond Funds also made a significant contribution to the Fund’s performance. There were no detractors against the Fund’s performance

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,218
$11,443
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$10,000	$10,000
Sep-2019	$10,734	$10,682
Sep-2020	$10,821	$11,119
Sep-2021	$11,594	$11,411
Sep-2022	$11,023	$10,099
Sep-2023	$10,989	$10,368
Sep-2024	$12,218	$11,443

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	11.18%	2.62%	3.54%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$292,824,615
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,141,495
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	6.9%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen High Yield Municipal Bond Fund, Class I	18.9%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	10.7%
Invesco National AMT-Free Municipal Bond ETF	10.1%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	9.9%
BlackRock Strategic Municipal Opportunities Fund, Institutional Class	9.7%
JPMorgan National Municipal Income Fund, Class I	7.3%
First American Government Obligations Fund, Class X	6.9%
Russell Tax Exempt High Yield Bond Fund, Class S	6.7%
BlackRock High Yield Municipal Fund, Institutional Class	6.4%
VanEck High Yield Muni ETF	5.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-STMYX

Ocean Park Tactical Risk Spectrum 30 Fund

Instl Class (SRTJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$140	1.31%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, Multi-Sector Bonds, High Grade U.S. Bonds, Floating Rate Bonds, and International Equities. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 30 Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$12,017
$11,505
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 30 Fund	Morningstar Conservative Target Risk Index
Sep-2022	$10,000	$10,000
Sep-2023	$10,163	$10,455
Sep-2024	$11,505	$12,017

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	13.20%	7.26%
Morningstar Conservative Target Risk Index	14.94%	9.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$37,323,732
  Number of Portfolio Holdings66
  Advisory Fee (net of waivers)$257,665
  Portfolio Turnover101%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.8%
Money Market Funds	4.6%
Open End Funds	51.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
63.6%
Equity
28.1%
Alternative
8.0%
Money Market Funds
4.8%
Liabilities in Excess of Other Assets
-4.5%

Value	Value
Liabilities in Excess of Other Assets	-4.5%
Money Market Funds	4.8%
Alternative	8.0%
Equity	28.1%
Fixed Income	63.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 20+ Year Treasury Bond ETF	8.3%
PIMCO Income Fund, Institutional Class	7.8%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
iShares MSCI USA Min Vol Factor ETF	6.3%
Schwab S&P 500 Index Fund	6.3%
PIMCO Total Return Fund, Institutional Class	5.9%
First American Government Obligations Fund, Class X	4.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.2%
BNY Mellon High Yield ETF	2.9%
Medalist Partners MBS Total Return Fund, Institutional Class	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 30 Fund”.

Ocean Park Tactical Risk Spectrum 30 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRTJX

Ocean Park Tactical Risk Spectrum 30 Fund

Investor Class (SRTNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.71%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, Multi-Sector Bonds, High Grade U.S. Bonds, Floating Rate Bonds, and International Equities. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 30 Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$12,017
$11,493
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 30 Fund	Morningstar Conservative Target Risk Index
Sep-2022	$10,000	$10,000
Sep-2023	$10,163	$10,455
Sep-2024	$11,493	$12,017

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	13.08%	7.21%
Morningstar Conservative Target Risk Index	14.94%	9.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$37,323,732
  Number of Portfolio Holdings66
  Advisory Fee (net of waivers)$257,665
  Portfolio Turnover101%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.8%
Money Market Funds	4.6%
Open End Funds	51.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.5%
Money Market Funds	4.8%
Alternative	8.0%
Equity	28.1%
Fixed Income	63.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 20+ Year Treasury Bond ETF	8.3%
PIMCO Income Fund, Institutional Class	7.8%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
iShares MSCI USA Min Vol Factor ETF	6.3%
Schwab S&P 500 Index Fund	6.3%
PIMCO Total Return Fund, Institutional Class	5.9%
First American Government Obligations Fund, Class X	4.8%
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.2%
BNY Mellon High Yield ETF	2.9%
Medalist Partners MBS Total Return Fund, Institutional Class	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 30 Fund”.

Ocean Park Tactical Risk Spectrum 30 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRTNX

Ocean Park Tactical Risk Spectrum 50 Fund

Class A Shares (SRFQX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$168	1.56%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, International Equities, High-Grade US Bonds, Multi-Sector Bonds, and Preferred Equities. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$10,743
$9,891
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$9,423	$10,000
Sep-2021	$9,346	$10,049
Sep-2022	$8,319	$8,375
Sep-2023	$8,596	$9,064
Sep-2024	$9,891	$10,743

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund
Without Load	15.06%	1.46%
With Load	10.72%	-0.33%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$355,969,587
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$3,887,964
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
48.1%
Fixed Income
47.8%
Money Market Funds
6.7%
Alternative
4.1%
Liabilities in Excess of Other Assets
-6.7%

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Alternative	4.1%
Money Market Funds	6.7%
Fixed Income	47.8%
Equity	48.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.0%
iShares MSCI USA Min Vol Factor ETF	10.9%
PIMCO Income Fund, Institutional Class	7.4%
First American Government Obligations Fund, Class X	6.7%
iShares 20+ Year Treasury Bond ETF	6.5%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.5%
SPDR Bloomberg High Yield Bond ETF	3.9%
PIMCO Total Return Fund, Institutional Class	3.6%
iShares MSCI USA Quality Factor ETF	3.4%
Causeway International Value Fund, Class I	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRFQX

Ocean Park Tactical Risk Spectrum 50 Fund

Class C Shares (SRFKX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$247	2.31%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, International Equities, High-Grade US Bonds, Multi-Sector Bonds, and Preferred Equities. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$10,743
$10,243
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$10,000	$10,000
Sep-2021	$9,895	$10,049
Sep-2022	$8,741	$8,375
Sep-2023	$8,967	$9,064
Sep-2024	$10,243	$10,743

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	14.23%	0.72%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$355,969,587
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$3,887,964
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Alternative	4.1%
Money Market Funds	6.7%
Fixed Income	47.8%
Equity	48.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.0%
iShares MSCI USA Min Vol Factor ETF	10.9%
PIMCO Income Fund, Institutional Class	7.4%
First American Government Obligations Fund, Class X	6.7%
iShares 20+ Year Treasury Bond ETF	6.5%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.5%
SPDR Bloomberg High Yield Bond ETF	3.9%
PIMCO Total Return Fund, Institutional Class	3.6%
iShares MSCI USA Quality Factor ETF	3.4%
Causeway International Value Fund, Class I	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRFKX

Ocean Park Tactical Risk Spectrum 50 Fund

Instl Class (SRFJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$141	1.31%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, International Equities, High-Grade US Bonds, Multi-Sector Bonds, and Preferred Equities. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
$10,743
$10,579

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$10,000	$10,000
Sep-2021	$9,924	$10,049
Sep-2022	$8,857	$8,375
Sep-2023	$9,176	$9,064
Sep-2024	$10,579	$10,743

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	15.29%	1.70%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$355,969,587
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$3,887,964
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Alternative	4.1%
Money Market Funds	6.7%
Fixed Income	47.8%
Equity	48.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.0%
iShares MSCI USA Min Vol Factor ETF	10.9%
PIMCO Income Fund, Institutional Class	7.4%
First American Government Obligations Fund, Class X	6.7%
iShares 20+ Year Treasury Bond ETF	6.5%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.5%
SPDR Bloomberg High Yield Bond ETF	3.9%
PIMCO Total Return Fund, Institutional Class	3.6%
iShares MSCI USA Quality Factor ETF	3.4%
Causeway International Value Fund, Class I	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRFJX

Ocean Park Tactical Risk Spectrum 50 Fund

Investor Class (SRFNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.71%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, International Equities, High-Grade US Bonds, Multi-Sector Bonds, and Preferred Equities. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$10,743
$10,452
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$10,000	$10,000
Sep-2021	$9,912	$10,049
Sep-2022	$8,810	$8,375
Sep-2023	$9,089	$9,064
Sep-2024	$10,452	$10,743

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	15.00%	1.33%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$355,969,587
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$3,887,964
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Alternative	4.1%
Money Market Funds	6.7%
Fixed Income	47.8%
Equity	48.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.0%
iShares MSCI USA Min Vol Factor ETF	10.9%
PIMCO Income Fund, Institutional Class	7.4%
First American Government Obligations Fund, Class X	6.7%
iShares 20+ Year Treasury Bond ETF	6.5%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.5%
SPDR Bloomberg High Yield Bond ETF	3.9%
PIMCO Total Return Fund, Institutional Class	3.6%
iShares MSCI USA Quality Factor ETF	3.4%
Causeway International Value Fund, Class I	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRFNX

Ocean Park Tactical Risk Spectrum 70 Fund

Instl Class (SRSJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$142	1.31%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, International Equities, Preferred Equities, Multi-Sector Bonds, High-Grade U.S. Bonds, and High Yield Corporate Bonds. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 70 Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$12,096
$11,729
Mar-2023
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 70 Fund	Morningstar Moderate Target Risk Index
Mar-2023	$10,000	$10,000
Sep-2023	$10,045	$9,911
Sep-2024	$11,729	$12,096

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	16.77%	11.21%
Morningstar Moderate Target Risk Index	22.04%	13.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$48,017,097
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$207,950
  Portfolio Turnover113%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.0%
Money Market Funds	9.2%
Open End Funds	24.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
68.2%
Fixed Income
27.7%
Money Market Funds
9.9%
Alternative
2.2%
Liabilities in Excess of Other Assets
-8.0%

Value	Value
Liabilities in Excess of Other Assets	-8.0%
Alternative	2.2%
Money Market Funds	9.9%
Fixed Income	27.7%
Equity	68.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Min Vol Factor ETF	13.5%
First American Government Obligations Fund, Class X	9.9%
Schwab S&P 500 Index Fund	9.6%
iShares MSCI EAFE Min Vol Factor ETF	4.2%
iShares 20+ Year Treasury Bond ETF	3.6%
Vanguard S&P 500 ETF	3.2%
Vanguard Small-Cap Value ETF	3.2%
Consumer Staples Select Sector SPDR Fund	2.9%
iShares U.S. Real Estate ETF	2.8%
iShares Core S&P Small-Cap ETF	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 70 Fund”.

Ocean Park Tactical Risk Spectrum 70 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRSJX

Ocean Park Tactical Risk Spectrum 70 Fund

Investor Class (SRSNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/. You can also request this information by contacting us at 1-866-738-4363. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$185	1.71%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the Fund’s return was positive. The Fund underperformed its primary benchmark.

During the period, moderating inflation and the resilient growth of the US economy were strong catalysts for both equity and fixed income securities as expectations that the Federal Reserve would start reducing interest rates increased.

The largest contributors by category to the Fund’s performance were Domestic Equities, International Equities, Preferred Equities, Multi-Sector Bonds, High-Grade U.S. Bonds, and High Yield Corporate Bonds. The detractors against the Fund’s performance were Commodity Funds and Currency Funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 70 Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$12,096
$11,637
Mar-2023
Sep-2023
Sep-2024

	Ocean Park Tactical Risk Spectrum 70 Fund	Morningstar Moderate Target Risk Index
Mar-2023	$10,000	$10,000
Sep-2023	$10,023	$9,911
Sep-2024	$11,637	$12,096

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	16.10%	10.63%
Morningstar Moderate Target Risk Index	22.04%	13.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$48,017,097
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$207,950
  Portfolio Turnover113%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.0%
Money Market Funds	9.2%
Open End Funds	24.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.0%
Alternative	2.2%
Money Market Funds	9.9%
Fixed Income	27.7%
Equity	68.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Min Vol Factor ETF	13.5%
First American Government Obligations Fund, Class X	9.9%
Schwab S&P 500 Index Fund	9.6%
iShares MSCI EAFE Min Vol Factor ETF	4.2%
iShares 20+ Year Treasury Bond ETF	3.6%
Vanguard S&P 500 ETF	3.2%
Vanguard Small-Cap Value ETF	3.2%
Consumer Staples Select Sector SPDR Fund	2.9%
iShares U.S. Real Estate ETF	2.8%
iShares Core S&P Small-Cap ETF	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 70 Fund”.

Ocean Park Tactical Risk Spectrum 70 Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SRSNX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $129,700
2023 - $99,480

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $24,000
2023 – $21,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OCEAN PARK TACTICAL ALL ASSET FUND

(formerly known as Sierra Tactical All Asset Fund)

OCEAN PARK TACTICAL CORE INCOME FUND

(formerly known as Sierra Tactical Core Income Fund)

OCEAN PARK TACTICAL MUNICIPAL FUND

(formerly known as Sierra Tactical Municipal Fund)

OCEAN PARK TACTICAL BOND FUND

(formerly known as Sierra Tactical Bond Fund)

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND

(formerly known as Sierra Tactical Risk Spectrum 50 Fund)

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND

(formerly known as Sierra Tactical Risk Spectrum 30 Fund)

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND

(formerly known as Sierra Tactical Risk Spectrum 70 Fund)

OCEAN PARK TACTICAL CORE GROWTH FUND

(formerly known as Sierra Tactical Core Growth Fund)

Annual Financial Statements

September 30, 2024

1-866-738-4363

www.oceanparkam.com

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.0%
	ALTERNATIVE - 2.0%
491,000	First Trust Tcw Unconstrained Plus Bond ETF	$12,338,830

	EQUITY - 19.8%
81,700	Financial Select Sector SPDR Fund	3,702,644
198,900	iShares MSCI Emerging Markets Min Vol Factor ETF	12,471,030
125,300	iShares MSCI USA Min Vol Factor ETF	11,441,143
48,600	iShares MSCI USA Quality Factor ETF	8,713,980
12,700	iShares U.S. Aerospace & Defense ETF(a)	1,900,428
127,700	iShares U.S. Real Estate ETF (a)	13,008,799
163,900	JPMorgan Equity Premium Income ETF	9,753,689
39,000	SPDR Dow Jones Industrial Average ETF Trust(a)	16,501,680
116,400	SPDR S&P Regional Banking ETF(a)	6,588,240
16,800	Vanguard S&P 500 ETF	8,864,856
28,600	Vanguard Small-Cap Value ETF	5,742,308
39,800	Vanguard Value ETF	6,947,886
350,700	WisdomTree India Earnings Fund(c)	17,696,322
		123,333,005
	FIXED INCOME - 25.2%
215,900	First Trust Preferred Securities and Income ETF	3,907,790
575,400	Invesco Senior Loan ETF	12,089,154
644,000	iShares 20+ Year Treasury Bond ETF	63,176,400
258,900	iShares Preferred and Income Securities ETF(a)	8,603,247
265,600	SPDR Blackstone Senior Loan ETF	11,091,456
99,700	SPDR Bloomberg Convertible Securities ETF	7,636,023
318,900	SPDR Bloomberg High Yield Bond ETF(a)	31,185,231
784,200	SPDR Portfolio High Yield Bond ETF(a)	18,860,010
		156,549,311

	TOTAL EXCHANGE-TRADED FUNDS (Cost $270,896,440)	292,221,146

	OPEN END FUNDS — 52.9%
	ALTERNATIVE - 3.1%
1,121,305	DoubleLine Flexible Income Fund, Class I	9,788,991

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares			Fair Value
		OPEN END FUNDS — 52.9% (Continued)
		ALTERNATIVE - 3.1% (Continued)
482,419		JPMorgan Hedged Equity 3 Fund, Class I	$9,204,560
1		JPMorgan Hedged Equity Fund, Class I	33
			18,993,584
		EQUITY - 6.3%
1		JPMorgan Emerging Markets Equity Fund, Class I	34
402,316		Schwab S&P 500 Index Fund	35,890,628
35,857		Smead Value Fund, Institutional Class	3,041,014
			38,931,676
		FIXED INCOME - 43.5%
2,159		American Century High Income Fund, Class I	18,956
939		BlackRock Floating Rate Income Portfolio, Institutional Class	9,081
6		BlackRock High Yield Municipal Fund, Institutional Class	55
6,553		BlackRock National Municipal Fund, Institutional Class	67,101
1,206,505		Blackrock Series Fund V-BlackRock High Yield, Institutional Class	8,723,034
3,403,134		BlackRock Strategic Income Opportunities Portfolio, Institutional Class	32,840,239
2,836		BlackRock Strategic Municipal Opportunities Fund, Institutional Class	30,397
518,961		DoubleLine Emerging Markets Fixed Income Fund, Class I	4,738,114
1		JPMorgan Emerging Markets Debt Fund, Class I	7
3,681		JPMorgan Income Fund, Class I	31,621
138,855		MassMutual Global Floating Rate Fund, Class Y	1,219,146
6		Metropolitan West High Yield Bond Fund, Class I	52
2,829		Metropolitan West Total Return Bond Fund, Class I	26,391
3,136		Neuberger Berman Strategic Income Fund, Class I	31,673
1,939		Nuveen All-American Municipal Bond Fund, Class I	20,064
7,110		Nuveen Bond Index Fund, Institutional Class	70,242
2,212		Nuveen California Municipal Bond Fund, Class I	22,714
5,263		Nuveen High Yield Municipal Bond Fund, Class I	79,526
2,282		Nuveen Preferred Securities Fund, Class I	36,078
3,599		Nuveen Short Duration High Yield Municipal Bond, Class I	35,020
3,441		Nuveen Strategic Income Fund, Class I	34,649
3,362		PIMCO Diversified Income Fund, Institutional Class	33,117
5,286		PIMCO Emerging Markets Bond Fund, Institutional Class	46,306
4,238		PIMCO Emerging Markets Local Currency and Bond, Institutional Class	25,766
0	(f)	PIMCO High Yield Fund, Institutional Class	0	(g)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 52.9% (Continued)
	FIXED INCOME - 43.5% (Continued)
23	PIMCO High Yield Municipal Bond Fund, Institutional Class	$202
6,266,053	PIMCO Income Fund Institutional Class, Institutional Class	67,610,709
2,952,837	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	29,528,367
3,986,742	PIMCO Investment Grade Credit Bond Fund, Institutional Class	36,877,365
8	PIMCO Long-Term Credit Bond Fund, Institutional Class	73
1,296	PIMCO Real Return Fund, Institutional Class	13,377
7,012,748	PIMCO Total Return Fund, Institutional Class	61,992,689
1,503,434	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	14,042,077
2,811	Putnam Ultra Short Duration Income Fund, Class Y	28,533
9,116	TCW Emerging Markets Income Fund, Class I	61,533
1,311,643	Voya Securitized Credit Fund, Class I	12,513,071
		270,807,345
	MIXED ALLOCATION - 0.0%(d)
1,575	Nuveen Real Asset Income Fund, Class I	35,221

	TOTAL OPEN END FUNDS (Cost $302,497,863)	328,767,826

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.4%
	COLLATERAL FOR SECURITIES LOANED - 9.3%
58,045,608	First American Government Obligations Fund, Class X, 4.82%(b)(e) (Cost $58,045,608)	$58,045,608

	MONEY MARKET FUND – 0.1%
786,541	First American Government Obligations Fund, Class X, 4.82%(e)(Cost $786,541)	786,541

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,832,149)	58,832,149

	TOTAL INVESTMENTS - 109.3% (Cost $632,226,452)	$679,821,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%	(57,922,384)
	NET ASSETS - 100.0%	$621,898,737

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $56,853,927, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $58,045,608 at September 30, 2024.

(c)	Non-income producing security.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(f)	Less than one share.

(g)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 36.1%
	FIXED INCOME - 36.1%
1,141,400	First Trust Preferred Securities and Income ETF(a)	$20,659,340
193,900	FlexShares High Yield Value-Scored Bond Index Fund	8,078,844
978,700	Global X US Preferred ETF(a)	20,337,386
1,251,000	Invesco Preferred ETF(a)	15,449,850
395,900	Invesco Variable Rate Preferred ETF	9,683,714
110,800	iShares 10-20 Year Treasury Bond ETF	12,113,764
1,755,100	iShares 20+ Year Treasury Bond ETF	172,175,310
268,600	iShares Convertible Bond ETF(a)	22,473,762
170,300	iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	15,936,674
93,500	PIMCO Active Bond ETF	8,846,035
408,400	SPDR Bloomberg Convertible Securities ETF(a)	31,279,356
1,617,500	SPDR Bloomberg High Yield Bond ETF(a)	158,175,325
868,600	SPDR Portfolio High Yield Bond ETF	20,889,830
321,600	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	8,168,640
285,600	VanEck Vectors Preferred Securities ex Financials	5,215,056
221,700	Vanguard Long-Term Corporate Bond ETF(a)	18,008,691
	TOTAL EXCHANGE-TRADED FUNDS (Cost $523,737,494)	547,491,577

	OPEN END FUNDS — 64.9%
	ALTERNATIVE - 5.8%
5,640,650	BlackRock Systematic Multi-Strategy Fund, Institutional Class	60,693,393
2,525,998	Metropolitan West Unconstrained Bond Fund, Class I	26,548,242
59,619	Victory Market Neutral Income Fund, Class I	504,377
		87,746,012
	FIXED INCOME - 59.1%
9,710	Allspring Municipal Bond Fund, Institutional Class	96,133
5,521	American Century High Income Fund, Class I	48,470
11,008	Angel Oak Multi-Strategy Income Fund, Institutional Class	96,650
1,002,895	Aristotle Floating Rate Income Fund, Class I	9,517,470
1,627,167	BlackRock Floating Rate Income Portfolio, Institutional Class	15,734,709
51	BlackRock High Yield Municipal Fund, Institutional Class	477

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 64.9% (Continued)
	FIXED INCOME - 59.1% (Continued)
18,700	BlackRock National Municipal Fund, Institutional Class	$191,487
2,884	BlackRock New York Municipal Opportunities Fund, Institutional Class	31,088
4,453,248	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	32,196,981
9,692,083	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	93,528,596
7,989	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	85,644
5,109,031	Credit Suisse Floating Rate High Income Fund, Institutional Class	32,237,988
670	Fidelity Capital & Income Fund, Class I	6,823
1	JPMorgan Emerging Markets Debt Fund, Class I	7
11,858	JPMorgan Income Fund, Class I	101,859
357,539	Leader Capital High Quality Income Fund, Institutional Class	3,997,283
1,222	Medalist Partners MBS Total Return Fund, Institutional Class	10,411
11,491	Metropolitan West Total Return Bond Fund, Class I	107,207
511,968	Neuberger Berman Floating Rate Income Fund, Class I	4,812,502
9,778	Neuberger Berman Strategic Income Fund, Class I	98,759
9,565	Nuveen All-American Municipal Bond Fund, Class I	98,994
22,715	Nuveen Bond Index Fund, Institutional Class	224,423
6,751,657	Nuveen High Yield Municipal Bond Fund, Class I	102,017,533
1,899	Nuveen Intermediate Duration Municipal Bond Fund, Class I	17,035
1,504,602	Nuveen Preferred Securities Fund, Class I	23,787,752
10,155	Nuveen Short Duration High Yield Municipal Bond, Class I	98,805
32	Nuveen Strategic Income Fund, Class I	324
884,796	PGIM Floating Rate Income Fund, Class Z	8,060,488
10,410	PIMCO Diversified Income Fund, Institutional Class	102,539
3,427,804	PIMCO Dynamic Bond Fund, Institutional Class	34,209,482
13,033	PIMCO Emerging Markets Bond Fund, Institutional Class	114,171
9,628	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	58,541
15,900	PIMCO High Yield Municipal Bond Fund, Institutional Class	138,334
17,710,215	PIMCO Income Fund Institutional Class, Institutional Class	191,093,214
7,412,194	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	74,121,942
487	PIMCO International Bond Fund Unhedged, Institutional Class	3,811
6,249,516	PIMCO Investment Grade Credit Bond Fund, Institutional Class	57,808,026
5,026	PIMCO Long-Term Credit Bond Fund, Institutional Class	46,940
729	PIMCO Low Duration Income Fund, Institutional Class	5,940
3,950	PIMCO Real Return Fund, Institutional Class	40,766

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value

	OPEN END FUNDS — 64.9% (Continued)

	FIXED INCOME - 59.1% (Continued)
16,000,016	PIMCO Total Return Fund Institutional Class, Institutional Class	$141,440,145
4,458,295	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	41,640,480
6,192	Putnam Ultra Short Duration Income Fund, Class Y	62,849
1,418,860	RiverNorth/DoubleLine Strategic Income Fund, Class I	12,840,681
16,051	TCW Emerging Markets Income Fund, Class I	108,345
1,993,033	TCW Securitized Bond Fund, Class I	16,263,148
1,207	Thornburg Strategic Income Fund, Class I	14,066
		897,319,318

	TOTAL OPEN END FUNDS (Cost $923,747,264)	985,065,330

	SHORT-TERM INVESTMENTS — 10.4%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
154,578,852	First American Government Obligations Fund, Class X, 4.82%(c) (Cost $154,578,852)	154,578,852

	MONEY MARKET FUND - 0.2%
2,505,426	First American Government Obligations Fund, Class X, 4.82%(b)(c) (Cost $2,505,426)	2,505,426

	TOTAL SHORT-TERM INVESTMENTS (Cost $157,084,278)	157,084,278

	TOTAL INVESTMENTS - 111.4% (Cost $1,604,569,036)	$1,689,641,185
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%	(172,500,656)
	NET ASSETS - 100.0%	$1,517,140,529

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $150,913,973, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $154,578,852 at September 30, 2024.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 30.4%
	FIXED INCOME - 30.4%
109,100	Blackrock High Yield Muni Income Bond ETF(a)	$2,528,938
1,223,500	Invesco National AMT-Free Municipal Bond ETF(a)	29,547,525
1,194,400	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	31,376,888
319,200	VanEck High Yield Muni ETF	16,939,944
166,100	Vanguard Tax-Exempt Bond Index ETF(a)	8,491,032
	TOTAL EXCHANGE-TRADED FUNDS (Cost $83,031,247)	88,884,327

	OPEN END FUNDS — 69.4%
	FIXED INCOME - 69.4%
562,319	Allspring California Tax-Free Fund, Institutional Class	6,061,794
1,983	American Century High-Yield Municipal Fund, Class I	17,965
2,010,955	BlackRock High Yield Municipal Fund, Institutional Class	18,701,885
8,856	BlackRock National Municipal Fund, Institutional Class	90,687
2,638,700	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	28,286,862
3,677	City National Rochdale Municipal High Income Fund, Service Class	34,856
2,108,220	JPMorgan National Municipal Income Fund, Class I	21,271,942
505,872	JPMorgan Tax Free Bond Fund, Class I	5,539,302
4,415	Northern Intermediate Tax-Exempt Fund, Class I	43,798
4,304	Nuveen All-American Municipal Bond Fund, Class I	44,549
1,095	Nuveen California High Yield Municipal Bond Fund, Class I	8,923
2,197	Nuveen California Municipal Bond Fund, Class I	22,564
3,670,893	Nuveen High Yield Municipal Bond Fund, Class I	55,467,200
3,230,547	Nuveen Intermediate Duration Municipal Bond Fund, Class I	28,978,008
800	Nuveen Limited Term Municipal Bond Fund, Class I	8,766
11,197	Nuveen Short Duration High Yield Municipal Bond, Class I	108,944
893,459	PGIM Muni High Income Fund, Class Z	8,621,875
156,746	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,363,688
340,843	Principal Street High Income Municipal Fund, Institutional Class	2,508,603
966	Putnam Strategic Intermediate Municipal Fund, Class Y	13,763
801,022	Putnam Tax Exempt Income Fund, Class Y	6,408,174

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 69.4% (Continued)
	FIXED INCOME - 69.4% (Continued)
1,933,610	Russell Tax Exempt High Yield Bond Fund, Class S	$19,587,471
	TOTAL OPEN END FUNDS (Cost $188,955,237)	203,191,619

	SHORT-TERM INVESTMENTS — 6.9%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
19,900,425	First American Government Obligations Fund, Class X, 4.82%(b)(c)(Cost $19,900,425)	19,900,425

	MONEY MARKET FUNDS - 0.1%
27,895	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.13%(c)(d)	27,898
409,774	First American Government Obligations Fund, Class X, 4.82%(c)	409,774
	TOTAL MONEY MARKET FUNDS (Cost $437,672)	437,672

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,338,097)	20,338,097

	TOTAL INVESTMENTS - 106.7% (Cost $292,324,581)	$312,414,043
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%	(19,589,428)
	NET ASSETS - 100.0%	$292,824,615

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $19,440,471, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $19,900,425 at September 30, 2024.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Floating Net Asset Value

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares			Fair Value
		EXCHANGE-TRADED FUNDS — 58.2%
		FIXED INCOME - 58.2%
286,300		Franklin High Yield Corporate ETF	$6,998,604
1,628,000		iShares 0-5 Year High Yield Corporate Bond ETF	70,687,760
5,828,600		iShares Broad USD High Yield Corporate Bond ETF	219,446,790
799,500		iShares Fallen Angels USD Bond ETF(a)	21,858,330
175,000		iShares High Yield Systematic Bond ETF	8,410,500
2,432,500		iShares iBoxx High Yield Corporate Bond ETF(a)	195,329,750
45,400		JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	2,150,144
224,700		PGIM Active High Yield Bond ETF	8,044,867
2,581,200		SPDR Bloomberg High Yield Bond ETF(a)	252,415,548
4,828,700		SPDR Bloomberg Short Term High Yield Bond ETF(a)	124,339,025
3,980,500		SPDR Portfolio High Yield Bond ETF(a)	95,731,025
913,400		VanEck Fallen Angel High Yield Bond ETF	26,863,094
2,198,800		Xtrackers USD High Yield Corporate Bond ETF	81,179,696
		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,044,094,158)	1,113,455,133

		OPEN END FUNDS — 41.6%
		FIXED INCOME - 41.6%
1,409,924		Allspring High Yield Bond Fund, Institutional Class	4,300,269
2,380,565		Allspring Short-Term High Income Fund, Institutional Class	18,854,075
70,116,941		Blackrock Series Fund V-BlackRock High Yield, Institutional Class	506,945,481
3,538,798		City National Rochdale Fixed Income Opportunities, Class N	69,891,267
18,192		Fidelity Capital & Income Fund, Class I	185,190
48,106		Fidelity High Income Fund, Class I	383,883
2,193		MassMutual High Yield Fund, Class I	17,895
12		Metropolitan West High Yield Bond Fund, Class I	114
0	(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
3,202,205		Nuveen High Yield Fund, Institutional Class	28,499,629
11,637,331		Osterweis Strategic Income Fund, Class I	130,570,857
156,726		PGIM High Yield Fund, Class Z	766,392
22,984		PGIM Short Duration High Yield, Class Z	196,056
100		PIMCO High Yield Fund, Institutional Class	816

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares			Fair Value
		OPEN END FUNDS — 41.6% (Continued)
		FIXED INCOME - 41.6% (Continued)
0	(d)	PIMCO High Yield Spectrum Fund, Institutional Class	$0	(e)
3,264,158		Principal High Yield Fund, Institutional Class	22,294,198
2,647,618		Western Asset Short Duration High Income Fund, Class I	12,920,375
		TOTAL OPEN END FUNDS (Cost $750,409,873)	795,826,498

		SHORT-TERM INVESTMENTS — 10.4%
		COLLATERAL FOR SECURITIES LOANED - 10.2%
195,251,786		First American Government Obligations Fund, Class X, 4.82%(b)(c) (Cost $195,251,786)	195,251,786

		MONEY MARKET FUND - 0.2%
4,235,508		First American Government Obligations Fund, Class X, 4.82%(c) (Cost $4,235,508)	4,235,508

		TOTAL SHORT-TERM INVESTMENTS (Cost $199,487,294)	199,487,294

		TOTAL INVESTMENTS - 110.2% (Cost $1,993,991,325)	$2,108,768,925
		LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%	(195,547,487)
		NET ASSETS - 100.0%	$1,913,221,438

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $190,908,523, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $195,251,786 at September 30, 2024.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Less than one share.

(e)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.9%
	ALTERNATIVE - 1.0%
138,300	First Trust Tcw Unconstrained Plus Bond ETF	$3,475,479

	EQUITY - 31.7%
43,700	Consumer Staples Select Sector SPDR Fund	3,627,100
113,300	Financial Select Sector SPDR Fund	5,134,756
21,600	Global X US Infrastructure Development ETF	889,056
23,300	iShares Core MSCI EAFE ETF	1,818,565
72,200	iShares MSCI EAFE Min Vol Factor ETF(a)	5,537,740
57,000	iShares MSCI Emerging Markets Min Vol Factor ETF	3,573,900
425,700	iShares MSCI USA Min Vol Factor ETF	38,870,667
67,200	iShares MSCI USA Quality Factor ETF	12,048,960
25,800	iShares U.S. Aerospace & Defense ETF(a)	3,860,712
71,900	iShares U.S. Real Estate ETF, EQUITY	7,324,453
107,800	JPMorgan Equity Premium Income ETF	6,415,178
65,600	SPDR S&P Regional Banking ETF(a)	3,712,960
47,000	Utilities Select Sector SPDR Fund(a)	3,796,660
58,800	Vanguard FTSE Europe ETF(a)	4,180,680
13,400	Vanguard S&P 500 ETF	7,070,778
95,800	WisdomTree India Earnings Fund(c)	4,834,068
		112,696,233
	FIXED INCOME - 16.2%
119,700	First Trust Preferred Securities and Income ETF	2,166,570
235,500	iShares 20+ Year Treasury Bond ETF	23,102,550
112,900	iShares Preferred and Income Securities ETF	3,751,667
29,700	Pimco Senior Loan Active ETF(a)	1,518,858
55,000	SPDR Bloomberg Convertible Securities ETF	4,212,450
141,000	SPDR Bloomberg High Yield Bond ETF(a)	13,788,390
221,600	SPDR Portfolio High Yield Bond ETF	5,329,480
170,700	Virtus InfraCap U.S. Preferred Stock ETF(a)	3,897,081
		57,767,046

	TOTAL EXCHANGE-TRADED FUNDS (Cost $158,132,379)	173,938,758

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 51.1%
	ALTERNATIVE - 3.1%
342,849	DoubleLine Flexible Income Fund, Class I	$2,993,073
486,008	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	4,422,675
1	JPMorgan Hedged Equity Fund, Class I	33
384,449	Payden Absolute Return Bond Fund, Class I	3,659,954
		11,075,735
	EQUITY - 16.4%
187,869	Brandes International Equity Fund, Class I	3,665,319
457,948	Causeway International Value Fund, Class I	10,093,180
91,475	Integrity Dividend Harvest Fund, Class I(c)	1,819,445
477,610	Schwab S&P 500 Index Fund	42,607,580
		58,185,524
	FIXED INCOME - 31.6%
521	Allspring California Tax-Free Fund, Institutional Class	5,614
1,696	Ashmore Emerging Markets Total Return Fund, Institutional Class	8,699
343,380	BlackRock Floating Rate Income Portfolio, Institutional Class	3,320,480
1,122	BlackRock National Municipal Fund, Institutional Class	11,493
504,382	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	3,646,680
1,035,926	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	9,996,689
354	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,794
551,551	Crossingbridge Low Duration High Yield Fund, Institutional Class	5,377,226
332,834	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,198,533
708,429	JPMorgan Emerging Markets Debt Fund, Class I	4,541,032
1,289	JPMorgan Income Fund, Class I	11,077
85,492	MassMutual Global Floating Rate Fund, Class Y	750,620
1,301	Metropolitan West Total Return Bond Fund, Class I	12,140
1,144	Neuberger Berman Strategic Income Fund, Class I	11,551
107,422	North Square Preferred And Income Securities Fund, Class I	2,314,950
637	Nuveen All-American Municipal Bond Fund, Class I	6,594
2,479	Nuveen Bond Index Fund, Institutional Class	24,488
1,828	Nuveen High Yield Municipal Bond Fund, Class I	27,614
1,316	Nuveen Preferred Securities Fund, Class I	20,813
452	Nuveen Short Duration High Yield Municipal Bond, Class I	4,394
698	Nuveen Strategic Income Fund, Class I	7,024
1,237	PIMCO Diversified Income Fund, Institutional Class	12,186

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 51.1% (Continued)
	FIXED INCOME – 31.6% (Continued)
2,069	PIMCO Emerging Markets Bond Fund, Institutional Class	$18,125
555,369	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	4,154,164
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	18
2,449,656	PIMCO Income Fund, Institutional Class	26,431,783
776,141	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,761,408
1,736,118	PIMCO Investment Grade Credit Bond Fund, Institutional Class	16,059,091
2,344	PIMCO Long-Term Credit Bond Fund, Institutional Class	21,894
267	PIMCO Low Duration Income Fund, Institutional Class	2,180
436	PIMCO Real Return Fund, Institutional Class	4,503
1,452,430	PIMCO Total Return Fund, Institutional Class	12,839,485
567,884	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,304,040
477,813	Putnam Floating Rate Income Fund, Class Y	3,812,949
313,556	RiverPark Strategic Income Fund, Institutional Class	2,719,468
3,084	TCW Emerging Markets Income Fund, Class I	20,814
		112,463,613

	TOTAL OPEN END FUNDS (Cost $163,718,328)	181,724,872

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.7%
	COLLATERAL FOR SECURITIES LOANED - 6.6%
23,467,534	First American Government Obligations Fund, Class X, 4.82%(b)(d) (Cost $23,467,534)	$23,467,534

	MONEY MARKET FUND - 0.1%
534,668	First American Government Obligations Fund, Class X, 4.82%(d) (Cost $534,668)	534,668

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,002,202)	24,002,202

	TOTAL INVESTMENTS - 106.7% (Cost $345,852,909)	$379,665,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%	(23,696,245)
	NET ASSETS - 100.0%	$355,969,587

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $22,974,457, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $23,467,534 at September 30, 2024.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.7%
	ALTERNATIVE - 1.4%
20,389	First Trust Tcw Unconstrained Plus Bond ETF	$512,376

	EQUITY - 21.5%
2,754	Consumer Staples Select Sector SPDR Fund	228,582
6,500	Financial Select Sector SPDR Fund	294,580
2,000	Global X US Infrastructure Development ETF	82,320
6,141	iShares Core MSCI EAFE ETF	479,305
5,064	iShares International Developed Real Estate ETF	115,586
2,889	iShares MSCI EAFE Min Vol Factor ETF	221,586
3,000	iShares MSCI Emerging Markets Min Vol Factor ETF	188,100
25,704	iShares MSCI USA Min Vol Factor ETF	2,347,032
3,900	iShares MSCI USA Quality Factor ETF	699,270
1,495	iShares U.S. Aerospace & Defense ETF(a)	223,712
4,541	iShares U.S. Real Estate ETF	462,592
10,000	JPMorgan Equity Premium Income ETF	595,100
1,646	SPDR Dow Jones Industrial Average ETF Trust	696,456
4,144	SPDR S&P Regional Banking ETF	234,550
2,962	Utilities Select Sector SPDR Fund(a)	239,270
2,900	Vanguard FTSE Europe ETF(a)	206,190
867	Vanguard S&P 500 ETF	457,490
5,400	WisdomTree India Earnings Fund(c)	272,484
		8,044,205
	FIXED INCOME - 22.8%
22,000	BNY Mellon High Yield ETF(a)	1,074,700
11,500	First Trust Preferred Securities and Income ETF	208,150
31,499	iShares 20+ Year Treasury Bond ETF	3,090,051
8,300	iShares Preferred and Income Securities ETF	275,809
11,800	JPMorgan High Yield Municipal ETF	602,036
8,400	Pacer Pacific Asset Floating Rate High Income ETF(a)	398,916
3,700	PGIM Floating Rate Income ETF	187,490
5,652	SPDR Blackstone Senior Loan ETF	236,028
5,400	SPDR Bloomberg Convertible Securities ETF	413,586
7,600	SPDR Bloomberg High Yield Bond ETF(a)	743,204
37,270	SPDR Portfolio High Yield Bond ETF	896,344

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.7% (Continued)
	FIXED INCOME - 22.8% (Continued)
17,200	Virtus InfraCap U.S. Preferred Stock ETF	$392,676
		8,518,990

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,672,014)	17,075,571

	OPEN END FUNDS — 54.0%
	ALTERNATIVE - 6.6%
80,040	DoubleLine Flexible Income Fund, Class I	698,751
65,473	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	595,801
66,979	iMGP High Income Fund, Institutional Class	665,769
54,010	Payden Absolute Return Bond Fund, Class I	514,174
		2,474,495
	EQUITY - 6.6%
6,180	Brandes International Equity Fund, Class I	120,568
26,076	Schwab S&P 500 Index Fund	2,326,254
		2,446,822
	FIXED INCOME - 40.8%
108	American Century High Income Fund, Class I	945
645	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,776
497	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,547
161,195	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,555,528
166	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,780
67,310	Crossingbridge Low Duration High Yield Fund, Institutional Class	656,201
52,757	DoubleLine Low Duration Emerging Markets Fixed, Class I	506,997
44,532	Holbrook Structured Income Fund, Class I	437,754
114,765	JPMorgan Emerging Markets Debt Fund, Class I	735,646
118,846	Medalist Partners MBS Total Return Fund, Institutional Class	1,012,565
189	Metropolitan West Total Return Bond Fund, Class I	1,760
306	Nuveen Bond Index Fund, Institutional Class	3,019
228	Nuveen High Yield Municipal Bond Fund, Class I	3,451
114	Nuveen Preferred Securities Fund, Class I	1,810
160	Nuveen Short Duration High Yield Municipal Bond, Class I	1,553
175	Nuveen Strategic Income Fund, Class I	1,759

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 54.0% (Continued)
	FIXED INCOME - 40.8% (Continued)
74,817	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	$559,628
268,858	PIMCO Income Fund Institutional Class, Institutional Class	2,900,977
235,555	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,355,555
95,348	PIMCO Investment Grade Credit Bond Fund, Institutional Class	881,964
248,375	PIMCO Total Return Fund, Institutional Class	2,195,636
76,516	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	714,656
43,906	Putnam Floating Rate Income Fund, Class Y	350,367
38,364	RiverPark Strategic Income Fund, Institutional Class	332,729
140	TCW Emerging Markets Income Fund, Class I	943
1	TCW Emerging Markets Local Currency Income Fund, Class I	8
1	TCW Securitized Bond Fund, Class I	9
		15,219,563

	TOTAL OPEN END FUNDS (Cost $18,715,707)	20,140,880

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.8%
	COLLATERAL FOR SECURITITES LOANED - 4.7%
1,769,208	First American Government Obligations Fund, Class X, 4.82%(b)(d) (Cost $1,769,208)	$1,769,208

	MONEY MARKET FUND - 0.1%
12,605	First American Government Obligations Fund, Class X, 4.82%(d) (Cost $12,605)	12,605

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,781,813)	1,781,813

	TOTAL INVESTMENTS - 104.5% (Cost $36,169,534)	$38,998,264
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%	(1,674,532)
	NET ASSETS - 100.0%	$37,323,732

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $1,734,548, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $1,769,208 at September 30, 2024.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.2%
	ALTERNATIVE - 0.5%
9,944	First Trust Tcw Unconstrained Plus Bond ETF	$249,893

	EQUITY - 53.5%
16,641	Consumer Staples Select Sector SPDR Fund	1,381,203
11,704	Financial Select Sector SPDR Fund	530,425
8,419	Global X US Infrastructure Development ETF	346,526
6,696	iShares Core S&P Mid-Cap ETF	417,295
11,229	iShares Core S&P Small-Cap ETF	1,313,344
2,192	iShares MSCI ACWI ex U.S. ETF (a)	125,426
26,160	iShares MSCI EAFE Min Vol Factor ETF	2,006,471
14,811	iShares MSCI Emerging Markets Min Vol Factor ETF	928,650
9,668	iShares MSCI Hong Kong ETF(a)	180,405
70,935	iShares MSCI USA Min Vol Factor ETF	6,477,074
5,379	iShares MSCI USA Quality Factor ETF	964,455
3,961	iShares S&P Mid-Cap 400 Growth ETF(a)	364,135
2,951	iShares U.S. Aerospace & Defense ETF(a)	441,588
13,294	iShares U.S. Real Estate ETF	1,354,260
9,982	JPMorgan Equity Premium Income ETF	594,029
1,532	SPDR Dow Jones Industrial Average ETF Trust(a)	648,220
20,021	SPDR S&P Regional Banking ETF	1,133,189
9,149	Utilities Select Sector SPDR Fund(a)	739,056
1,449	Vanguard Extended Market ETF(a)	263,704
17,265	Vanguard FTSE Europe ETF(a)	1,227,542
1,943	Vanguard Mid-Cap Growth ETF	473,062
2,919	Vanguard S&P 500 ETF	1,540,268
7,538	Vanguard Small-Cap Value ETF	1,513,480
14,318	WisdomTree India Earnings Fund(c)	722,486
		25,686,293
	FIXED INCOME - 17.2%
18,644	First Trust Preferred Securities and Income ETF	337,456
21,327	Invesco Emerging Markets Sovereign Debt ETF	458,531
17,637	iShares 20+ Year Treasury Bond ETF	1,730,189
1,511	iShares International High Yield Bond ETF	79,161
7,761	iShares J.P. Morgan EM High Yield Bond ETF(a)	302,834

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.2% (Continued)
	FIXED INCOME - 17.2% (Continued)
22,616	iShares Preferred and Income Securities ETF(a)	$751,530
4,936	Pacer Pacific Asset Floating Rate High Income ETF(a)	234,411
2,200	PIMCO Active Bond ETF	208,142
21,978	Principal Active High Yield ETF(a)	429,230
5,336	SPDR Bloomberg Convertible Securities ETF	408,684
11,000	SPDR Bloomberg Emerging Markets USD Bond ETF	276,219
7,396	SPDR Bloomberg High Yield Bond ETF	723,255
40,121	SPDR Portfolio High Yield Bond ETF	964,910
4,992	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	126,797
7,100	Vanguard Long-Term Corporate Bond ETF(a)	576,733
28,889	Virtus InfraCap U.S. Preferred Stock ETF	659,536
		8,267,618

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,622,078)	34,203,804

	OPEN END FUNDS — 26.9%
	ALTERNATIVE - 1.7%
35,074	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	319,174
26,515	iMGP High Income Fund, Institutional Class	263,558
22,433	Payden Absolute Return Bond Fund, Class I	213,562
		796,294
	EQUITY - 14.7%
63,529	Brandes International Equity Fund, Class I	1,239,455
12,687	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	570,425
30,972	Integrity Dividend Harvest Fund, Class I(c)	616,032
51,760	Schwab S&P 500 Index Fund	4,617,469
		7,043,381
	FIXED INCOME - 10.5%
52	American Century High Income Fund, Class I	459
43,639	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	421,116
78,318	DoubleLine Infrastructure Income Fund, Class I	748,716
50,661	JPMorgan Emerging Markets Debt Fund, Class I	324,735
43,378	Medalist Partners MBS Total Return Fund, Institutional Class	369,580

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 26.9% (Continued)
	FIXED INCOME - 10.5% (Continued)
49	Metropolitan West Total Return Bond Fund, Class I	$459
21,981	Nuveen Preferred Securities Fund, Class I	347,526
18,518	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	138,515
100,290	PIMCO Income Fund Institutional Class, Institutional Class	1,082,124
23,578	PIMCO Investment Grade Credit Bond Fund, Institutional Class	218,099
64,532	PIMCO Total Return Fund, Institutional Class	570,459
88,069	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	822,569
107	Putnam Floating Rate Income Fund, Class Y	857
12	TCW Emerging Markets Income Fund, Class I	83
		5,045,297

	TOTAL OPEN END FUNDS (Cost $11,673,473)	12,884,972

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.9%
	COLLATERAL FOR SECURITIES LOANED - 9.7%
4,659,608	First American Government Obligations Fund, Class X, 4.82%(b)(d) (Cost $4,659,608)	$4,659,608

	MONEY MARKET FUND - 0.2%
96,826	First American Government Obligations Fund, Class X, 4.82%(d) (Cost $96,826)	96,826

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,756,434)	4,756,434

	TOTAL INVESTMENTS - 108.0% (Cost $48,051,985)	$51,845,210
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)%	(3,828,113)
	NET ASSETS - 100.0%	$48,017,097

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $4,546,069, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $4,659,608 at September 30, 2024.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.8%
	EQUITY - 77.8%
740	Alerian MLP ETF(a)	$34,876
1,726	Consumer Staples Select Sector SPDR Fund	143,258
1,196	Financial Select Sector SPDR Fund	54,203
1,493	Global X US Infrastructure Development ETF	61,452
192	iShares Core MSCI EAFE ETF	14,986
728	iShares Core S&P Mid-Cap ETF	45,369
368	iShares Core S&P Small-Cap ETF	43,041
1,542	iShares MSCI ACWI ex U.S. ETF(a)	88,233
2,565	iShares MSCI EAFE Min Vol Factor ETF	196,736
1,197	iShares MSCI Emerging Markets Min Vol Factor ETF	75,052
7,945	iShares MSCI USA Min Vol Factor ETF	725,457
602	iShares MSCI USA Quality Factor ETF	107,939
651	iShares S&P Mid-Cap 400 Growth ETF	59,846
285	iShares U.S. Aerospace & Defense ETF(a)	42,647
1,408	iShares U.S. Real Estate ETF	143,433
1,135	JPMorgan Equity Premium Income ETF	67,544
584	JPMorgan Hedged Equity Laddered Overlay ETF	35,706
114	SPDR Dow Jones Industrial Average ETF Trust	48,236
399	SPDR S&P Emerging Markets SmallCap ETF	24,890
1,938	SPDR S&P Regional Banking ETF	109,691
1,063	Utilities Select Sector SPDR Fund(a)	85,869
89	Vanguard Extended Market ETF(a)	16,197
808	Vanguard FTSE Europe ETF	57,449
446	Vanguard Mid-Cap Growth ETF	108,588
405	Vanguard Mid-Cap Value ETF	67,906
877	Vanguard S&P 500 ETF	462,766
131	Vanguard Small-Cap Growth ETF	35,025
2,504	WisdomTree India Earnings Fund(c)	126,352
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,801,712)	3,082,747

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 20.7%
	EQUITY - 20.7%
7,923	Brandes International Equity Fund, Class I	$154,573
3,780	Causeway International Value Fund, Class I	82,558
3,026	Dodge & Cox International Stock Fund, Class I	168,774
2,399	FullerThaler Behavioral Unconstrained Equity Fund, Institutional Class	121,495
3,607	Integrity Dividend Harvest Fund, Class I(c)	71,733
3,908	PIMCO RAE US Small Fund, Institutional Class	44,627
1,990	Schwab S&P 500 Index Fund	177,535
	TOTAL OPEN END FUNDS (Cost $736,344)	821,295

	SHORT-TERM INVESTMENTS — 11.2%
	COLLATERAL FOR SECURITIES LOANED - 6.4%
251,738	First American Government Obligations Fund, Class X, 4.82%(b)(d) (Cost $251,738)	251,738

	MONEY MARKET FUND - 4.8%
189,611	First American Government Obligations Fund, Class X, 4.82%(d) (Cost $189,611)	189,611

	TOTAL SHORT-TERM INVESTMENTS (Cost $441,349)	441,349

	TOTAL INVESTMENTS - 109.7% (Cost $3,979,405)	$4,345,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%	(382,624)
	NET ASSETS - 100.0%	$3,962,767

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $246,649, as of September 30, 2024.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $251,738 at September 30, 2024.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	Ocean Park	Ocean Park	Ocean Park
	Tactical All	Tactical Core	Tactical	Ocean Park
	Asset Fund	Income Fund	Municipal Fund	Tactical Bond Fund
ASSETS
Investment securities:
At cost	$632,226,452	$1,604,569,036	$292,324,581	$1,993,991,325
At value (includes securities on loan with a market value of $56,853,927, $150,913,973, $19,440,471, $190,908,523)	$679,821,121	$1,689,641,185	$312,414,043	$2,108,768,925
Receivable for securities sold	684,909	—	—	—
Dividends and interest receivable	79,071	182,980	9,426	58,317
Receivable for Fund shares sold	438,509	1,417,374	747,565	3,016,074
Prepaid expenses and other assets	38,849	40,360	94,783	176,940
TOTAL ASSETS	681,062,459	1,691,281,899	313,265,817	2,112,020,256

LIABILITIES
Securities lending collateral payable	58,045,608	154,578,852	19,900,425	195,251,786
Investment advisory fees payable	636,116	945,642	173,017	1,623,201
Payable for Fund shares repurchased	396,231	18,180,887	309,950	1,758,380
Distribution (12b-1) fees payable	29,502	123,576	3,084	27,318
Payable to related parties	36,854	103,809	20,195	92,626
Accrued expenses and other liabilities	19,411	208,604	34,531	45,507
TOTAL LIABILITIES	59,163,722	174,141,370	20,441,202	198,798,818
NET ASSETS	$621,898,737	$1,517,140,529	$292,824,615	$1,913,221,438

Net Assets Consist Of:
Paid in capital	$642,404,616	$1,612,522,701	$297,203,861	$1,929,762,713
Accumulated Deficit	(20,505,879)	(95,382,172)	(4,379,246)	(16,541,275)
NET ASSETS	$621,898,737	$1,517,140,529	$292,824,615	$1,913,221,438

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024

	Ocean Park		Ocean Park	Ocean Park
	Tactical All		Tactical Core	Tactical		Ocean Park
	Asset Fund		Income Fund	Municipal Fund		Tactical Bond Fund
Net Asset Value Per Share:
Class A:
Net Assets	$16,528,801		$30,472,856	$5,030,731		$7,224,313
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	719,414		1,486,253	192,897		269,897
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.98	(b)	$20.50	$26.08		$26.77	(b)
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.87	(b)	$21.30	$27.10		$27.81	(b)

Class C:
Net Assets	$28,541,353		$95,713,740	$2,228,836		$25,692,963
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,236,344		4,693,698	86,400		967,854
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.09	(b)	$20.39	$25.80	(b)	$26.55	(b)

Investor Class:
Net Assets	$7,093,893		$30,308,196	$1,481,777		$15,216,519
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	309,329		1,475,288	56,861		568,900
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.93		$20.54	$26.06		$26.75	(b)

Instl Class:
Net Assets	$565,330,232		$1,360,645,737	$283,865,192		$1,865,087,643
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	24,835,406		66,686,504	10,924,005		69,538,059
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.76		$20.40	$25.99	(b)	$26.82

Special Shares:
Net Assets				$218,079
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				8,349
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$26.12

Class A1:
Net Assets	$2,831,147
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	121,860
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.23
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$24.14

Class I1:
Net Assets	$1,573,311
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	68,022
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.13

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Tactical Risk	Tactical Risk	Tactical Risk	Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund	Spectrum 70 Fund	Growth Fund
ASSETS
Investment securities:
At cost	$345,852,909	$36,169,534	$48,051,985	$3,979,405
At value (includes securities on loan with a market value of $22,974,457, $1,734,548, $4,546,069, $246,649)	$379,665,832	$38,998,264	$51,845,210	$4,345,391
Receivable for securities sold	—	99,996	—	—
Dividends and interest receivable	27,167	8,009	12,038	1,865
Receivable for Fund shares sold	282,987	1,374	802,217	580
Receivable due from Advisor	—	—	—	13,662
Prepaid expenses and other assets	44,085	34,235	32,777	39,601
TOTAL ASSETS	380,020,071	39,141,878	52,692,242	4,401,099

LIABILITIES
Securities lending collateral payable	23,467,534	1,769,208	4,659,608	251,738
Investment advisory fees payable	273,703	12,522	14,192	—
Payable for Fund shares repurchased	244,646	835	326	—
Payable to related parties	18,187	3,498	103	2,412
Distribution (12b-1) fees payable	1,740	17	8	57
Line of credit payable	—	24,000	—	—
Payable for investments purchased	—	—	—	181,273
Accrued expenses and other liabilities	44,674	8,066	908	2,852
TOTAL LIABILITIES	24,050,484	1,818,146	4,675,145	438,332
NET ASSETS	$355,969,587	$37,323,732	$48,017,097	$3,962,767

Net Assets Consist Of:
Paid in capital	$347,138,735	$34,513,964	$44,399,095	$3,555,868
Accumulated Earnings	8,830,852	2,809,768	3,618,002	406,899
NET ASSETS	$355,969,587	$37,323,732	$48,017,097	$3,962,767

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024

	Ocean Park		Ocean Park		Ocean Park	Ocean Park
	Tactical Risk		Tactical Risk		Tactical Risk	Tactical Core
	Spectrum 50 Fund		Spectrum 30 Fund		Spectrum 70 Fund	Growth Fund
Net Asset Value Per Share:
Class A:
Net Assets	$233,623
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,509
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$24.57
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$25.53

Class C:
Net Assets	$1,082,803
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	44,347
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.42

Investor Class:
Net Assets	$2,529,593		$51,684		$26,525	$178,785
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	102,893		1,920		931	6,157
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.58		$26.92	(b)	$28.49	$29.04	(b)

Instl Class:
Net Assets	$352,123,568		$37,272,048		$47,990,572	$3,783,982
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,333,511		1,384,488		1,680,525	129,981
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.57	(b)	$26.92		$28.56	$29.11

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	All Asset Fund	Core Income Fund	Municipal Fund	Bond Fund
INVESTMENT INCOME
Dividends	$28,852,745	$83,851,423	$9,991,616	$112,670,364
Interest	2,360,874	5,720,619	993,074	4,667,606
Securities lending income	52,429	194,428	27,313	86,313
TOTAL INVESTMENT INCOME	31,266,048	89,766,470	11,012,003	117,424,283

EXPENSES
Investment advisory fees	8,162,678	11,836,758	2,154,004	18,707,888
Distribution (12b-1) fees:
Class A	44,816	133,793	11,756	16,758
Class C	302,163	1,021,070	23,839	232,415
Investor Class	20,331	174,111	12,593	56,064
Class A1	12,142	—	—	—
Class I1	7,013	—	—	—
Third party administrative servicing fee	572,994	1,362,995	269,794	1,155,183
Administrative services fees	296,556	694,776	138,766	796,940
Registration fees	125,208	160,440	120,330	170,465
Transfer agent fees	91,139	386,148	96,429	216,609
Printing and postage expenses	85,684	162,597	91,570	136,929
Accounting services fees	83,469	204,831	37,331	225,705
Custodian fees	61,517	125,079	30,101	110,379
Professional fees	37,197	35,283	36,514	35,270
Compliance officer fees	27,897	39,918	16,051	42,956
Trustees fees and expenses	16,994	16,980	16,997	16,977
Insurance expense	11,993	21,056	5,516	22,059
Interest expense	5,341	23,265	3,158	18,672
Other expenses	4,504	7,466	6,851	7,772
TOTAL EXPENSES	9,969,636	16,406,566	3,071,600	21,969,041

Less: Fees waived by the Adviser	—	(9,168)	(12,509)	—

NET EXPENSES	9,969,636	16,397,398	3,059,091	21,969,041
NET INVESTMENT INCOME	21,296,412	73,369,072	7,952,912	95,455,242

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	14,577,330	(5,025,576)	(785,124)	(36,667,046)
Distributions of capital gains from underlying investment companies	5	—	—	—
	14,577,335	(5,025,576)	(785,124)	(36,667,046)

Net change in unrealized appreciation of investments	44,217,940	97,646,593	22,682,866	135,588,252
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	58,795,275	92,621,017	21,897,742	98,921,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,091,687	$165,990,089	$29,850,654	$194,376,448

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended September 30, 2024

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	Risk Spectrum 50	Risk Spectrum 30	Risk Spectrum 70	Ocean Park Tactical
	Fund	Fund	Fund	Core Growth Fund
INVESTMENT INCOME
Dividends	$14,675,997	$1,729,304	$1,018,799	$62,019
Interest	1,192,851	95,928	79,756	8,239
Securities lending income	26,433	6,666	6,752	365
TOTAL INVESTMENT INCOME	15,895,281	1,831,898	1,105,307	70,623

EXPENSES
Investment advisory fees	3,855,422	385,157	341,146	20,375
Distribution (12b-1) fees:
Class A	546	—	—	—
Class C	8,228	—	—	—
Investor Class	10,868	34	56	361
Third party administrative servicing fee	368,038	43,075	29,145	2,130
Administrative services fees	170,991	34,352	27,582	16,250
Printing and postage expenses	77,279	4,749	5,081	7,643
Registration fees	70,150	47,945	54,831	56,071
Transfer agent fees	61,481	11,356	13,749	8,531
Accounting services fees	48,350	4,875	4,443	255
Custodian fees	43,359	6,371	5,401	6,823
Professional fees	36,822	32,445	38,682	47,924
Compliance officer fees	17,685	11,505	11,339	8,275
Trustees fees and expenses	17,030	16,944	16,988	12,895
Interest expense	4,229	867	545	5
Insurance expense	3,999	4,011	1,830	1,706
Other expenses	4,957	5,282	9,454	4,437
TOTAL EXPENSES	4,799,434	608,968	560,272	193,681

Plus: Recapture of fees waived by the Adviser	32,542	—	—	—
Less: Fees waived by the Adviser and expenses reimbursed	—	(127,492)	(133,196)	(166,311)

NET EXPENSES	4,831,976	481,476	427,076	27,370
NET INVESTMENT INCOME	11,063,305	1,350,422	678,231	43,253

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	11,301,780	707,221	(91,311)	38,595
Distributions of capital gains from underlying investment companies	84,348	69	40	639
	11,386,128	707,290	(91,271)	39,234

Net change in unrealized appreciation of investments	29,556,355	2,478,490	4,226,246	365,986
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	40,942,483	3,185,780	4,134,975	405,220

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,005,788	$4,536,202	$4,813,206	$448,473

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$21,296,412	$24,684,974
Net realized gain (loss) from security transactions	14,577,330	(24,972,391)
Distributions of capital gains from underlying investment companies	5	56,179
Net change in unrealized appreciation of investments	44,217,940	1,721,615
Net increase in net assets resulting from operations	80,091,687	1,490,377

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(315)
Class C	—	(387)
Investor Class	—	(129)
Instl Class	—	(12,297)
Class AI	—	(50)
Class I1	—	(99)
From distributable earnings:
Class A	(548,857)	(576,241)
Class C	(696,622)	(708,879)
Investor Class	(233,520)	(253,145)
Instl Class	(19,644,050)	(22,832,354)
Class A1	(86,552)	(88,213)
Class I1	(47,333)	(192,650)
Net decrease in net assets resulting from distributions to shareholders	(21,256,934)	(24,664,759)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	290,096	558,131
Class C	1,001,057	1,930,652
Investor Class	4,725,328	781,730
Instl Class	86,729,764	191,910,005
Class A1	73,849	463,002
Class I1	58,606	1,826,797
Net asset value of shares issued in reinvestment of distributions:
Class A	540,788	565,004
Class C	675,725	689,629
Investor Class	228,989	241,604
Instl Class	19,432,082	22,645,091
Class A1	68,786	72,553
Class I1	44,596	189,022
Payments for shares redeemed:
Class A	(4,662,579)	(4,426,165)
Class C	(7,327,488)	(8,300,868)
Investor Class	(6,333,392)	(4,389,234)
Instl Class	(259,606,174)	(311,308,830)
Class A1	(724,671)	(598,333)
Class I1	(4,952,558)	(3,158,556)
Net decrease in net assets resulting from shares of beneficial interest	(169,737,196)	(110,308,766)

TOTAL DECREASE IN NET ASSETS	(110,902,443)	(133,483,148)

NET ASSETS
Beginning of Year	732,801,180	866,284,328
End of Year	$621,898,737	$732,801,180

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
SHARE ACTIVITY
Class A:
Shares Sold	12,915	25,861
Shares Reinvested	24,143	26,396
Shares Redeemed	(210,114)	(204,517)
Net decrease in shares of beneficial interest outstanding	(173,056)	(152,260)

Class C:
Shares Sold	44,870	88,934
Shares Reinvested	30,045	32,062
Shares Redeemed	(330,379)	(382,045)
Net decrease in shares of beneficial interest outstanding	(255,464)	(261,049)

Investor Class:
Shares Sold	226,004	36,194
Shares Reinvested	10,240	11,304
Shares Redeemed	(293,564)	(202,417)
Net decrease in shares of beneficial interest outstanding	(57,320)	(154,919)

Instl Class:
Shares Sold	3,967,526	8,916,605
Shares Reinvested	875,223	1,067,249
Shares Redeemed	(11,990,729)	(14,506,606)
Net decrease in shares of beneficial interest outstanding	(7,147,980)	(4,522,752)

Class A1
Shares Sold	3,326	20,954
Shares Reinvested	3,036	3,353
Shares Redeemed	(32,404)	(27,423)
Net decrease in shares of beneficial interest outstanding	(26,042)	(3,116)

Class I1
Shares Sold	2,576	83,394
Shares Reinvested	1,979	8,774
Shares Redeemed	(234,963)	(145,356)
Net decrease in shares of beneficial interest outstanding	(230,408)	(53,188)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$73,369,072	$70,627,516
Net realized loss from security transactions	(5,025,576)	(81,324,110)
Distributions of capital gains from underlying investment companies	—	46,984
Net change in unrealized appreciation (depreciation) of investments	97,646,593	(12,152,874)
Net increase (decrease) in net assets resulting from operations	165,990,089	(22,802,484)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(6,390)
Class C	—	(15,366)
Investor Class	—	(8,825)
Instl Class	—	(273,213)
From distributable earnings:
Class A	(1,440,173)	(1,471,985)
Class C	(3,806,368)	(3,477,726)
Investor Class	(1,836,858)	(2,116,272)
Instl Class	(65,946,770)	(64,185,805)
Net decrease in net assets resulting from distributions to shareholders	(73,030,169)	(71,555,582)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,809,811	5,299,388
Class C	9,656,630	19,053,944
Investor Class	7,178,705	20,289,178
Instl Class	379,366,602	797,758,155
Net asset value of shares issued in reinvestment of distributions:
Class A	1,366,233	1,400,867
Class C	3,636,724	3,294,131
Investor Class	1,766,754	2,010,660
Instl Class	64,121,457	58,245,919
Payments for shares redeemed:
Class A	(16,362,027)	(13,752,731)
Class C	(36,495,829)	(53,085,717)
Investor Class	(37,920,159)	(29,896,358)
Instl Class	(766,971,404)	(845,835,755)
Net decrease in net assets resulting from shares of beneficial interest	(387,846,503)	(35,218,319)

TOTAL DECREASE IN NET ASSETS	(294,886,583)	(129,576,385)

NET ASSETS
Beginning of Year	1,812,027,112	1,941,603,497
End of Year	$1,517,140,529	$1,812,027,112

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
SHARE ACTIVITY
Class A:
Shares Sold	140,372	262,637
Shares Reinvested	68,654	70,455
Shares Redeemed	(832,891)	(687,682)
Net decrease in shares of beneficial interest outstanding	(623,865)	(354,590)

Class C:
Shares Sold	487,059	951,692
Shares Reinvested	183,638	166,542
Shares Redeemed	(1,848,676)	(2,668,496)
Net decrease in shares of beneficial interest outstanding	(1,177,979)	(1,550,262)

Investor Class:
Shares Sold	358,450	1,005,813
Shares Reinvested	88,686	100,998
Shares Redeemed	(1,907,295)	(1,499,060)
Net decrease in shares of beneficial interest outstanding	(1,460,159)	(392,249)

Instl Class:
Shares Sold	19,093,073	39,596,908
Shares Reinvested	3,235,133	3,139,643
Shares Redeemed	(38,876,182)	(42,635,790)
Net increase (decrease) in shares of beneficial interest outstanding	(16,547,976)	100,761

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$7,952,912	$7,725,906
Net realized loss from security transactions	(785,124)	(6,853,547)
Distributions of capital gains from underlying investment companies	—	141,703
Net change in unrealized appreciation (depreciation) of investments	22,682,866	(2,505,141)
Net increase (decrease) in net assets resulting from operations	29,850,654	(1,491,079)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(54)
Class C	—	(22)
Investor Class	—	(49)
Instl Class	—	(4,100)
Special Shares	—	(4)
From distributable earnings:
Class A	(119,038)	(103,218)
Class C	(42,181)	(38,599)
Investor Class	(71,830)	(84,176)
Instl Class	(7,637,108)	(7,561,985)
Special Shares	(7,308)	(7,234)
Net decrease in net assets resulting from distributions to shareholders	(7,877,465)	(7,799,441)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	446,480	1,759,310
Class C	484,771	2,611,682
Investor Class	136,208	1,437,263
Instl Class	83,504,544	130,585,862
Special Shares	—	1,173
Net asset value of shares issued in reinvestment of distributions:
Class A	119,038	103,264
Class C	42,181	38,621
Investor Class	71,600	84,038
Instl Class	7,319,472	7,274,486
Special Shares	7,308	7,238
Payments for shares redeemed:
Class A	(150,941)	(2,030,652)
Class C	(1,063,373)	(1,477,704)
Investor Class	(3,092,700)	(1,410,566)
Instl Class	(117,077,966)	(142,971,949)
Special Shares	(99,960)	(5,743)
Net decrease in net assets resulting from shares of beneficial interest	(29,353,338)	(3,993,677)

TOTAL DECREASE IN NET ASSETS	(7,380,149)	(13,284,197)

NET ASSETS
Beginning of Year	300,204,764	313,488,961
End of Year	$292,824,615	$300,204,764

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
SHARE ACTIVITY
Class A:
Shares Sold	17,449	69,377
Shares Reinvested	4,657	4,123
Shares Redeemed	(5,952)	(81,543)
Net increase (decrease) in shares of beneficial interest outstanding	16,154	(8,043)

Class C:
Shares Sold	19,498	103,512
Shares Reinvested	1,669	1,558
Shares Redeemed	(42,778)	(59,351)
Net increase (decrease) in shares of beneficial interest outstanding	(21,611)	45,719

Investor Class:
Shares Sold	5,347	56,612
Shares Reinvested	2,815	3,360
Shares Redeemed	(121,789)	(56,222)
Net increase (decrease) in shares of beneficial interest outstanding	(113,627)	3,750

Instl Class:
Shares Sold	3,279,435	5,181,291
Shares Reinvested	287,462	291,174
Shares Redeemed	(4,650,204)	(5,714,829)
Net decrease in shares of beneficial interest outstanding	(1,083,307)	(242,364)

Special Shares:
Shares Sold	—	45
Shares Reinvested	286	289
Shares Redeemed	(3,919)	(228)
Net increase (decrease) in shares of beneficial interest outstanding	(3,633)	106

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$95,455,242	$90,699,929
Net realized loss from security transactions	(36,667,046)	(12,150,618)
Distributions of capital gains from underlying investment companies	—	1,194
Net change in unrealized appreciation (depreciation) of investments	135,588,252	(20,587,355)
Net increase in net assets resulting from operations	194,376,448	57,963,150

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(827)
Class C	—	(2,412)
Investor Class	—	(1,508)
Instl Class	—	(209,837)
From distributable earnings:
Class A	(343,737)	(679,670)
Class C	(1,028,528)	(899,706)
Investor Class	(695,559)	(654,908)
Instl Class	(92,926,210)	(88,947,420)
Net decrease in net assets resulting from distributions to shareholders	(94,994,034)	(91,396,288)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,396,108	1,556,818
Class C	5,476,880	8,795,937
Investor Class	7,975,466	7,782,701
Instl Class	692,886,096	762,874,058
Net asset value of shares issued in reinvestment of distributions:
Class A	338,697	677,677
Class C	1,012,684	894,422
Investor Class	666,442	629,001
Instl Class	91,454,443	87,867,469
Payments for shares redeemed:
Class A	(2,953,841)	(17,007,372)
Class C	(5,174,632)	(7,550,850)
Investor Class	(7,417,677)	(12,540,636)
Instl Class	(744,603,804)	(1,141,757,821)
Net incease (decrease) in net assets resulting from shares of beneficial interest	42,056,862	(307,778,596)

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,439,276	(341,211,734)

NET ASSETS
Beginning of Year	1,771,782,162	2,112,993,896
End of Year	$1,913,221,438	$1,771,782,162

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
SHARE ACTIVITY
Class A:
Shares Sold	91,900	60,272
Shares Reinvested	13,036	26,476
Shares Redeemed	(113,839)	(660,269)
Net decrease in shares of beneficial interest outstanding	(8,903)	(573,521)

Class C:
Shares Sold	212,139	342,816
Shares Reinvested	39,258	35,239
Shares Redeemed	(203,076)	(295,357)
Net increase in shares of beneficial interest outstanding	48,321	82,698

Investor Class:
Shares Sold	308,885	301,431
Shares Reinvested	25,633	24,600
Shares Redeemed	(288,686)	(482,621)
Net increase (decrease) in shares of beneficial interest outstanding	45,832	(156,590)

Instl Class:
Shares Sold	26,675,659	29,486,527
Shares Reinvested	3,510,832	3,426,628
Shares Redeemed	(28,827,034)	(43,786,306)
Net increase (decrease) in shares of beneficial interest outstanding	1,359,457	(10,873,151)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$11,063,305	$7,714,193
Net realized gain (loss) from security transactions	11,301,780	(14,284,227)
Distributions of capital gains from underlying investment companies	84,348	70,025
Net change in unrealized appreciation of investments	29,556,355	4,318,980
Net increase (decrease) in net assets resulting from operations	52,005,788	(2,181,029)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(6,282)	(4,026)
Class C	(17,675)	(3,292)
Investor Class	(67,514)	(63,839)
Instl Class	(11,197,160)	(7,240,223)
Net decrease in net assets resulting from distributions to shareholders	(11,288,631)	(7,311,380)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	—
Class C	447,840	556,268
Investor Class	304,251	5,743,031
Instl Class	56,890,141	427,525,979
Net asset value of shares issued in reinvestment of distributions:
Class A	6,282	4,026
Class C	17,675	3,292
Investor Class	66,636	56,835
Instl Class	11,098,488	7,159,043
Payments for shares redeemed:
Class A	(15)	(417,114)
Class C	(58,891)	—
Investor Class	(2,815,647)	(2,441,199)
Instl Class	(159,636,472)	(185,036,630)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(93,679,712)	253,153,531

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,962,555)	243,661,122

NET ASSETS
Beginning of Year	408,932,142	165,271,020
End of Year	$355,969,587	$408,932,142

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
SHARE ACTIVITY
Class A:
Shares Reinvested	267	183
Shares Redeemed	(1)	(19,222)
Net increase (decrease) in shares of beneficial interest outstanding	266	(19,039)

Class C:
Shares Sold	19,322	24,860
Shares Reinvested	753	150
Shares Redeemed	(2,672)	—
Net increase in shares of beneficial interest outstanding	17,403	25,010

Investor Class:
Shares Sold	13,008	253,369
Shares Reinvested	2,832	2,576
Shares Redeemed	(126,994)	(109,230)
Net increase (decrease) in shares of beneficial interest outstanding	(111,154)	146,715

Instl Class:
Shares Sold	2,450,117	18,801,899
Shares Reinvested	471,453	324,182
Shares Redeemed	(6,952,024)	(8,283,726)
Net increase (decrease) in shares of beneficial interest outstanding	(4,030,454)	10,842,355

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023*
FROM OPERATIONS
Net investment income	$1,350,422	$1,225,662
Net realized gain (loss) from security transactions	707,221	(780,946)
Distributions of capital gains from underlying investment companies	69	11,527
Net change in unrealized appreciation of investments	2,478,490	350,240
Net increase in net assets resulting from operations	4,536,202	806,483

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(395)	(0	) +
Instl Class	(1,362,594)	(1,191,647)
Net decrease in net assets resulting from distributions to shareholders	(1,362,989)	(1,191,647)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	50,000	25
Instl Class	1,842,271	47,071,265
Net asset value of shares issued in reinvestment of distributions:
Investor Class	395	0	+
Instl Class	1,362,594	1,191,647
Payments for shares redeemed:
Instl Class	(6,943,161)	(10,039,353)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,687,901)	38,223,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(514,688)	37,838,420

NET ASSETS
Beginning of Year	37,838,420	—
End of Year	$37,323,732	$37,838,420

SHARE ACTIVITY
Investor Class:
Shares Sold	1,904	1
Shares Reinvested	15	0	++
Net increase in shares of beneficial interest outstanding	1,919	1

Instl Class:
Shares Sold	70,458	1,882,187
Shares Reinvested	52,113	47,778
Shares Redeemed	(270,715)	(397,333)
Net increase (decrease) in shares of beneficial interest outstanding	(148,144)	1,532,632

*	Ocean Park Tactical Risk Spectrum 30 Fund commenced operations on September 30, 2022.

+	Amount represented is less than $0.50.

++	Less than 1 Share

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30,	September 30,
	2024	2023*
FROM OPERATIONS
Net investment income	$678,231	$97,380
Net realized loss from security transactions	(91,311)	(104,972)
Distributions of capital gains from underlying investment companies	40	—
Net change in unrealized appreciation (depreciation) of investments	4,226,246	(433,021)
Net increase (decrease) in net assets resulting from operations	4,813,206	(440,613)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(342)	(58)
Instl Class	(687,141)	(76,702)
Net decrease in net assets resulting from distributions to shareholders	(687,483)	(76,760)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	25,100	18,821
Instl Class	26,062,686	25,523,519
Net asset value of shares issued in reinvestment of distributions:
Investor Class	45	2
Instl Class	627,388	69,204
Payments for shares redeemed:
Investor Class	(18,631)	—
Instl Class	(5,996,970)	(1,902,417)
Net increase in net assets resulting from shares of beneficial interest	20,699,618	23,709,129

TOTAL INCREASE IN NET ASSETS	24,825,341	23,191,756

NET ASSETS
Beginning of Year	23,191,756	—
End of Year	$48,017,097	$23,191,756

SHARE ACTIVITY
Investor Class:
Shares Sold	910	734
Shares Reinvested	2	0 +
Shares Redeemed	(715)	—
Net increase in shares of beneficial interest outstanding	197	734

Instl Class:
Shares Sold	960,693	1,000,318
Shares Reinvested	22,953	2,760
Shares Redeemed	(231,088)	(75,111)
Net increase in shares of beneficial interest outstanding	752,558	927,967

*	Ocean Park Tactical Risk Spectrum 70 Fund commenced operations on March 31, 2023.

+	Less than 1 Share

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
STATEMENT OF CHANGE IN NET ASSETS

Year Ended
September 30,
2024*
FROM OPERATIONS
Net investment income	$43,253
Net realized gain from security transactions	39,234
Net change in unrealized appreciation of investments	365,986
Net increase in net assets resulting from operations	448,473

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(1,184)
Instl Class	(40,390)
Net decrease in net assets resulting from distributions to shareholders	(41,574)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	165,224
Instl Class	4,983,900
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,184
Instl Class	40,390
Payments for shares redeemed:
Investor Class	(411)
Instl Class	(1,634,419)
Net increase in net assets resulting from shares of beneficial interest	3,555,868

TOTAL INCREASE IN NET ASSETS	3,962,767

NET ASSETS
Beginning of Year	—
End of Year	$3,962,767

SHARE ACTIVITY
Investor Class:
Shares Sold	6,128
Shares Reinvested	43
Shares Redeemed	(14)
Net increase in shares of beneficial interest outstanding	6,157

Instl Class:
Shares Sold	194,551
Shares Reinvested	1,495
Shares Redeemed	(66,065)
Net increase in shares of beneficial interest outstanding	129,981

*	Ocean Park Tactical Core Growth Fund commenced operations on September 29, 2023.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$20.99		$21.64		$23.90	$23.28	$23.11
Activity from investment operations:
Net investment income (1)	0.68		0.61		0.16	0.64	0.34
Net realized and unrealized gain (loss) on investments	2.00		(0.65)		(2.16)	0.62	0.22
Total from investment operations	2.68		(0.04)		(2.00)	1.26	0.56
Less distributions from:
Net investment income	(0.69)		(0.61)		(0.16)	(0.64)	(0.35)
Net realized gains	—		—		(0.08)	—	(0.04)
Return of capital	—		(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.69)		(0.61)		(0.26)	(0.64)	(0.39)
Net asset value, end of year	$22.98		$20.99		$21.64	$23.90	$23.28
Total return (2)	12.89	% (7)	(0.23)%		(8.45)%	5.46%	2.41%
Net assets, at end of year (000s)	$16,529		$18,737		$22,613	$28,943	$31,880
Ratio of gross expenses to average net assets (3)(4)	1.72%		1.70%		1.70%	1.69%	1.70%
Ratio of net expenses to average net assets (4)	1.72%		1.70%		1.70%	1.69%	1.70%
Ratio of net investment income to average net assets (4)(5)	3.06%		2.77%		0.70%	2.66%	1.48%
Portfolio Turnover Rate	117%		267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$21.09		$21.74		$24.07	$23.44	$23.30
Activity from investment operations:
Net investment income (loss) (1)	0.51		0.43		(0.01)	0.47	0.17
Net realized and unrealized gain (loss) on investments	2.01		(0.64)		(2.16)	0.62	0.21
Total from investment operations	2.52		(0.21)		(2.17)	1.09	0.38
Less distributions from:
Net investment income	(0.52)		(0.44)		(0.07)	(0.46)	(0.20)
Net realized gains	—		—		(0.08)	—	(0.04)
Return of capital	—		(0.00	) (6)	(0.01)	—	(0.00	) (6)
Total distributions	(0.52)		(0.44)		(0.16)	(0.46)	(0.24)
Net asset value, end of year	$23.09		$21.09		$21.74	$24.07	$23.44
Total return (2)	12.03	% (7)	(0.99)%		(9.10)%	4.63%	1.66%
Net assets, at end of year (000s)	$28,541		$31,465		$38,104	$47,185	$48,432
Ratio of gross expenses to average net assets (3)(4)	2.47%		2.45%		2.45%	2.44%	2.45%
Ratio of net expenses to average net assets (4)	2.47%		2.45%		2.45%	2.44%	2.45%
Ratio of net investment income (loss) to average net assets (4)(5)	2.31%		2.02%		(0.05)%	1.92%	0.74%
Portfolio Turnover Rate	117%		267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class	2024	2023		2022	2021	2020
Net asset value, beginning of year	$20.95	$21.60		$23.85	$23.22	$23.08
Activity from investment operations:
Net investment income (1)	0.68	0.59		0.16	0.64	0.33
Net realized and unrealized gain (loss) on investments	1.99	(0.64)		(2.15)	0.63	0.20
Total from investment operations	2.67	(0.05)		(1.99)	1.27	0.53
Less distributions from:
Net investment income	(0.69)	(0.60)		(0.16)	(0.64)	(0.35)
Net realized gains	—	—		(0.08)	—	(0.04)
Return of capital	—	(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.69)	(0.60)		(0.26)	(0.64)	(0.39)
Net asset value, end of year	$22.93	$20.95		$21.60	$23.85	$23.22
Total return (2)	12.85%	(0.23)%		(8.43)%	5.47%	2.33%
Net assets, at end of year (000s)	$7,094	$7,683		$11,267	$15,643	$16,479
Ratio of gross expenses to average net assets (3)(4)	1.72%	1.70%		1.70%	1.69%	1.70%
Ratio of net expenses to average net assets (4)	1.72%	1.70%		1.70%	1.69%	1.70%
Ratio of net investment income to average net assets (4)(5)	3.08%	2.74%		0.69%	2.68%	1.44%
Portfolio Turnover Rate	117%	267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Instl Class	2024		2023		2022	2021	2020
Net asset value, beginning of year	$20.81		$21.46		$23.68	$23.08	$22.91
Activity from investment operations:
Net investment income (1)	0.73		0.65		0.21	0.70	0.38
Net realized and unrealized gain (loss) on investments	1.97		(0.64)		(2.13)	0.60	0.24
Total from investment operations	2.70		0.01		(1.92)	1.30	0.62
Less distributions from:
Net investment income	(0.75)		(0.66)		(0.18)	(0.70)	(0.41)
Net realized gains	—		—		(0.08)	—	(0.04)
Return of capital	—		(0.00	) (6)	(0.04)	—	(0.00	) (6)
Total distributions	(0.75)		(0.66)		(0.30)	(0.70)	(0.45)
Net asset value, end of year	$22.76		$20.81		$21.46	$23.68	$23.08
Total return (2)	13.09	% (7)	0.03%		(8.18)%	5.64%	2.73%
Net assets, at end of year (000s)	$565,330		$665,473		$783,341	$765,643	$595,260
Ratio of gross expenses to average net assets (3)(4)	1.47%		1.45%		1.45%	1.44%	1.45%
Ratio of net expenses to average net assets (4)	1.47%		1.45%		1.45%	1.44%	1.45%
Ratio of net investment income to average net assets (4)(5)	3.32%		3.02%		0.92%	2.95%	1.67%
Portfolio Turnover Rate	117%		267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class A1 Shares	2024	2023		2022	2021	2020
Net asset value, beginning of year	$21.22	$21.87		$24.15	$23.52	$23.35
Activity from investment operations:
Net investment income (1)	0.65	0.56		0.13	0.60	0.31
Net realized and unrealized gain (loss) on investments	2.01	(0.64)		(2.17)	0.63	0.21
Total from investment operations	2.66	(0.08)		(2.04)	1.23	0.52
Less distributions from:
Net investment income	(0.65)	(0.57)		(0.14)	(0.60)	(0.31)
Net realized gains	—	—		(0.08)	—	(0.04)
Return of capital	—	(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.65)	(0.57)		(0.24)	(0.60)	(0.35)
Net asset value, end of year	$23.23	$21.22		$21.87	$24.15	$23.52
Total return (2)	12.67%	(0.38)%		(8.54)%	5.25%	2.26%
Net assets, at end of year (000s)	$2,831	$3,139		$3,303	$3,400	$3,246
Ratio of gross expenses to average net assets (3)(4)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net expenses to average net assets (4)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net investment income to average net assets (4)(5)	2.90%	2.57%		0.54%	2.48%	1.36%
Portfolio Turnover Rate	117%	267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class I1 Shares	2024	2023		2022	2021	2020
Net asset value, beginning of year	$21.12	$21.77		$24.05	$23.43	$23.26
Activity from investment operations:
Net investment income (1)	0.70	0.57		0.13	0.60	0.31
Net realized and unrealized gain (loss) on investments	1.96	(0.65)		(2.18)	0.63	0.21
Total from investment operations	2.66	(0.08)		(2.05)	1.23	0.52
Less distributions from:
Net investment income	(0.65)	(0.57)		(0.13)	(0.61)	(0.31)
Net realized gains	—	—		(0.08)	—	(0.04)
Return of capital	—	(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.65)	(0.57)		(0.23)	(0.61)	(0.35)
Net asset value, end of year	$23.13	$21.12		$21.77	$24.05	$23.43
Total return (2)	12.70%	(0.38)%		(8.59)%	5.24%	2.27%
Net assets, at end of year (000s)	$1,573	$6,304		$7,656	$9,170	$3,172
Ratio of gross expenses to average net assets (3)(4)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net expenses to average net assets (4)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net investment income to average net assets (4)(5)	3.18%	2.60%		0.54%	2.45%	1.32%
Portfolio Turnover Rate	117%	267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
Class A Shares	2024	2023		2022		2021	2020
Net asset value, beginning of year	$19.33	$20.24		$21.91		$21.50	$21.51
Activity from investment operations:
Net investment income (1)	0.87	0.63		0.24		0.58	0.53
Net realized and unrealized gain (loss) on investments	1.16	(0.89)		(1.65)		0.43	0.00	(6)
Total from investment operations	2.03	(0.26)		(1.41)		1.01	0.53
Less distributions from:
Net investment income	(0.86)	(0.65)		(0.23)		(0.60)	(0.54)
Net realized gains	—	—		—		—	(0.00	) (6)
Return of capital	—	(0.00	) (6)	(0.03)		—	—
Total distributions	(0.86)	(0.65)		(0.26)		(0.60)	(0.54)
Net asset value, end of year	$20.50	$19.33		$20.24		$21.91	$21.50
Total return (2)	10.72%	(1.33)%		(6.50)%		4.71%	2.48%
Net assets, at end of year (000s)	$30,473	$40,788		$49,885		$61,843	$69,753
Ratio of gross expenses to average net assets (3)(4)	1.36%	1.34	% (8)	1.34	% (8)	1.34%	1.36%
Ratio of net expenses to average net assets (4)	1.35%	1.35	% (7)	1.35	% (7)	1.34%	1.35%
Ratio of net investment income to average net assets (4)(5)	4.35%	3.17%		1.16%		2.65%	2.47%
Portfolio Turnover Rate	120%	373%		281%		117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
Class C Shares	2024	2023		2022		2021	2020
Net asset value, beginning of year	$19.23	$20.14		$21.85		$21.44	$21.45
Activity from investment operations:
Net investment income (1)	0.74	0.51		0.12		0.44	0.40
Net realized and unrealized gain (loss) on investments	1.16	(0.89)		(1.66)		0.44	0.00	(6)
Total from investment operations	1.90	(0.38)		(1.54)		0.88	0.40
Less distributions from:
Net investment income	(0.74)	(0.53)		(0.15)		(0.47)	(0.41)
Net realized gains	—	—		—		—	(0.00	) (6)
Return of capital	—	(0.00	) (6)	(0.02)		—	—
Total distributions	(0.74)	(0.53)		(0.17)		(0.47)	(0.41)
Net asset value, end of year	$20.39	$19.23		$20.14		$21.85	$21.44
Total return (2)	10.07%	(1.93)%		(7.07)%		4.12%	1.90%
Net assets, at end of year (000s)	$95,714	$112,911		$149,452		$176,858	$142,722
Ratio of gross expenses to average net assets (3)(4)	1.96%	1.94	% (8)	1.94	% (8)	1.94%	1.96%
Ratio of net expenses to average net assets (4)	1.95%	1.94	% (7)	1.95	% (7)	1.94%	1.95%
Ratio of net investment income to average net assets (4)(5)	3.74%	2.58%		0.54%		2.00%	1.87%
Portfolio Turnover Rate	120%	373%		281%		117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
Investor Class	2024	2023		2022		2021	2020
Net asset value, beginning of year	$19.36	$20.27		$21.95		$21.54	$21.54
Activity from investment operations:
Net investment income (1)	0.88	0.64		0.24		0.58	0.53
Net realized and unrealized gain (loss) on investments	1.16	(0.90)		(1.66)		0.43	0.01
Total from investment operations	2.04	(0.26)		(1.42)		1.01	0.54
Less distributions from:
Net investment income	(0.86)	(0.65)		(0.23)		(0.60)	(0.54)
Net realized gains	—	—		—		—	(0.00	) (6)
Return of capital	—	(0.00	) (6)	(0.03)		—	—
Total distributions	(0.86)	(0.65)		(0.26)		(0.60)	(0.54)
Net asset value, end of year	$20.54	$19.36		$20.27		$21.95	$21.54
Total return (2)	10.74%	(1.33)%		(6.53)%		4.70%	2.53%
Net assets, at end of year (000s)	$30,308	$56,842		$67,463		$80,457	$77,540
Ratio of gross expenses to average net assets (3)(4)	1.36%	1.34	% (8)	1.34	% (8)	1.34%	1.36%
Ratio of net expenses to average net assets (4)	1.35%	1.34	% (7)	1.35	% (7)	1.34%	1.35%
Ratio of net investment income to average net assets (4)(5)	4.40%	3.17%		1.13%		2.64%	2.48%
Portfolio Turnover Rate	120%	373%		281%		117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class	2024	2023		2022	2021	2020
Net asset value, beginning of year	$19.24	$20.15		$21.81	$21.40	$21.41
Activity from investment operations:
Net investment income (1)	0.94	0.71		0.32	0.66	0.60
Net realized and unrealized gain (loss) on investments	1.16	(0.89)		(1.64)	0.43	0.01
Total from investment operations	2.10	(0.18)		(1.32)	1.09	0.61
Less distributions from:
Net investment income	(0.94)	(0.73)		(0.30)	(0.68)	(0.62)
Net realized gains	—	—		—	—	(0.00	) (6)
Return of capital	—	(0.00	) (6)	(0.04)	—	—
Total distributions	(0.94)	(0.73)		(0.34)	(0.68)	(0.62)
Net asset value, end of year	$20.40	$19.24		$20.15	$21.81	$21.40
Total return (2)	11.16%	(0.94)%		(6.12)%	5.15%	2.90%
Net assets, at end of year (000s)	$1,360,646	$1,601,486		$1,674,803	$1,571,623	$1,345,504
Ratio of gross expenses to average net assets (3)(4)	0.96%	0.94%		0.94%	0.94%	0.96%
Ratio of net expenses to average net assets (4)	0.96%	0.94%		0.94%	0.94%	0.96%
Ratio of net investment income to average net assets (4)(5)	4.73%	3.58%		1.51%	3.01%	2.82%
Portfolio Turnover Rate	120%	373%		281%	117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$24.14		$24.79		$27.16	$25.93	$26.42
Activity from investment operations:
Net investment income (1)	0.67		0.53		0.20	0.55	0.58
Net realized and unrealized gain (loss) on investments	1.91		(0.66)		(1.58)	1.21	(0.45)
Total from investment operations	2.58		(0.13)		(1.38)	1.76	0.13
Less distributions from:
Net investment income	(0.64)		(0.52)		(0.22)	(0.53)	(0.59)
Net realized gains	—		—		(0.77)	—	(0.03)
Return of capital	—		(0.00	) (7)	—	—	—
Total distributions	(0.64)		(0.52)		(0.99)	(0.53)	(0.62)
Net asset value, end of year	$26.08		$24.14		$24.79	$27.16	$25.93
Total return (2)	10.79	% (8)	(0.57)%		(5.27)%	6.88%	0.46%
Net assets, at end of year (000s)	$5,031		$4,266		$4,582	$3,384	$2,659
Ratio of gross expenses to average net assets (3)(4)	1.30%		1.26	% (6)	1.26%	1.29%	1.35%
Ratio of net expenses to average net assets (4)	1.23%		1.23	% (6)	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets (4)(5)	2.61%		2.08%		0.78%	2.04%	2.23%
Portfolio Turnover Rate	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$23.88		$24.55		$26.99	$25.80	$26.33
Activity from investment operations:
Net investment income (1)	0.47		0.34		0.01	0.32	0.35
Net realized and unrealized gain (loss) on investments	1.90		(0.66)		(1.56)	1.22	(0.39)
Total from investment operations	2.37		(0.32)		(1.55)	1.54	(0.04)
Less distributions from:
Net investment income	(0.45)		(0.35)		(0.12)	(0.35)	(0.46)
Net realized gains	—		—		(0.77)	—	(0.03)
Return of capital	—		(0.00	) (7)	—	—	—
Total distributions	(0.45)		(0.35)		(0.89)	(0.35)	(0.49)
Net asset value, end of year	$25.80		$23.88		$24.55	$26.99	$25.80
Total return (2)	9.99	% (8)	(1.36)%		(5.92)%	6.05%	(0.21)%
Net assets, at end of year (000s)	$2,229		$2,579		$1,529	$1,252	$386
Ratio of gross expenses to average net assets (3)(4)	2.05%		2.02	% (6)	2.01%	2.04%	2.10%
Ratio of net expenses to average net assets (4)	1.98%		1.99	% (6)	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets (5)	1.85%		1.36%		0.04%	1.19%	1.36%
Portfolio Turnover Rate	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.01% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Investor Class Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$24.11		$24.76		$27.14	$25.92	$26.33
Activity from investment operations:
Net investment income (1)	0.62		0.49		0.15	0.51	0.48
Net realized and unrealized gain (loss) on investments	1.93		(0.66)		(1.57)	1.21	(0.40)
Total from investment operations	2.55		(0.17)		(1.42)	1.72	0.08
Less distributions from:
Net investment income	(0.60)		(0.48)		(0.19)	(0.50)	(0.46)
Net realized gains	—		—		(0.77)	—	(0.03)
Return of capital	—		(0.00	) (7)	—	—	—
Total distributions	(0.60)		(0.48)		(0.96)	(0.50)	(0.49)
Net asset value, end of year	$26.06		$24.11		$24.76	$27.14	$25.92
Total return (2)	10.64	% (8)	(0.72)%		(5.38)%	6.66%	0.30%
Net assets, at end of year (000s)	$1,482		$4,110		$4,129	$4,377	$2,465
Ratio of gross expenses to average net assets (3)(4)	1.45%		1.41	% (6)	1.41%	1.44%	1.50%
Ratio of net expenses to average net assets (4)	1.38%		1.38	% (6)	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (4)(5)	2.45%		1.95%		0.59%	1.89%	1.86%
Portfolio Turnover Rate	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Instl Class Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$24.07		$24.73		$27.07	$25.85	$26.35
Activity from investment operations:
Net investment income (1)	0.71		0.58		0.25	0.60	0.64
Net realized and unrealized gain (loss) on investments	1.92		(0.65)		(1.57)	1.22	(0.45)
Total from investment operations	2.63		(0.07)		(1.32)	1.82	0.19
Less distributions from:
Net investment income	(0.71)		(0.59)		(0.25)	(0.60)	(0.66)
Net realized gains	—		—		(0.77)	—	(0.03)
Return of capital	—		(0.00	) (7)	—	—	—
Total distributions	(0.71)		(0.59)		(1.02)	(0.60)	(0.69)
Net asset value, end of year	$25.99		$24.07		$24.73	$27.07	$25.85
Total return (2)	11.01	% (8)	(0.36)%		(5.04)%	7.06%	0.71%
Net assets, at end of year (000s)	$283,865		$288,960		$302,954	$281,733	$196,579
Ratio of gross expenses to average net assets (3)(4)	1.05%		1.02	% (6)	1.01%	1.04%	1.10%
Ratio of net expenses to average net assets (4)	1.05%		1.02	% (6)	1.01%	1.02%	0.98%
Ratio of net investment income to average net assets (4)(5)	2.78%		2.31%		0.96%	2.23%	2.47%
Portfolio Turnover Rate	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Special Class Shares	2024		2023		2022	2021	2020
Net asset value, beginning of year	$24.18		$24.84		$27.11	$25.88	$26.37
Activity from investment operations:
Net investment income (1)	0.74		0.61		0.27	0.64	0.71
Net realized and unrealized gain (loss) on investments	1.93		(0.66)		(1.57)	1.21	(0.50)
Total from investment operations	2.67		(0.05)		(1.30)	1.85	0.21
Less distributions from:
Net investment income	(0.73)		(0.61)		(0.20)	(0.62)	(0.67)
Net realized gains	—		—		(0.77)	—	(0.03)
Return of capital	—		(0.00	) (7)	—	—	—
Total distributions	(0.73)		(0.61)		(0.97)	(0.62)	(0.70)
Net asset value, end of year	$26.12		$24.18		$24.84	$27.11	$25.88
Total return (2)	11.14	% (8)	(0.27)%		(4.96)%	7.19%	0.81%
Net assets, at end of year (000s)	$218		$290		$295	$443	$339
Ratio of gross expenses to average net assets (3)(4)	0.96%		0.93	% (6)	0.94%	0.94%	1.04%
Ratio of net expenses to average net assets (4)	0.92%		0.92	% (6)	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets (4)(5)	2.89%		2.40%		1.04%	2.36%	2.73%
Portfolio Turnover Rate	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	2024		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.30		$25.90		$27.74	$27.83	$25.00
Activity from investment operations:
Net investment income (2)	1.33		1.10		0.11	0.84	0.76
Net realized and unrealized gain (loss) on investments	1.47		(0.54)		(1.81)	1.09	2.82
Total from investment operations	2.80		0.56		(1.70)	1.93	3.58
Less distributions from:
Net investment income	(1.33)		(1.16)		(0.14)	(0.78)	(0.75)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(1.33)		(1.16)		(0.14)	(2.02)	(0.75)
Net asset value, end of period	$26.77		$25.30		$25.90	$27.74	$27.83
Total return (3)	11.34	% (10)	2.20%		(6.15)%	7.15%	14.50	% (8)
Net assets, at end of period (000s)	$7,224		$7,055		$22,076	$12,105	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.47%		1.48%		1.48%	1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.47%		1.48%		1.48%	1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	5.13%		4.25%		0.40%	3.02%	2.72%
Portfolio Turnover Rate	70%		198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	2024		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.11		$25.72		$27.68	$27.81	$25.00
Activity from investment operations:
Net investment income (loss) (2)	1.12		0.93		(0.09)	0.63	0.53
Net realized and unrealized gain (loss) on investments	1.46		(0.56)		(1.80)	1.09	2.92
Total from investment operations	2.58		0.37		(1.89)	1.72	3.45
Less distributions from:
Net investment income	(1.14)		(0.98)		(0.07)	(0.61)	(0.64)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(1.14)		(0.98)		(0.07)	(1.85)	(0.64)
Net asset value, end of period	$26.55		$25.11		$25.72	$27.68	$27.81
Total return (3)	10.49	% (10)	1.46%		(6.85)%	6.33%	13.97	% (8)
Net assets, at end of period (000s)	$25,693		$23,088		$21,528	$22,977	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.22%		2.24%		2.23%	2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.22%		2.24%		2.23%	2.23%	2.24%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	4.37%		3.63%		(0.36)%	2.27%	1.91%
Portfolio Turnover Rate	70%		198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Investor Class Shares	2024		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.29		$25.89		$27.75	$27.84	$25.00
Activity from investment operations:
Net investment income (2)	1.29		1.10		0.07	0.79	0.75
Net realized and unrealized gain (loss) on investments	1.46		(0.57)		(1.81)	1.10	2.79
Total from investment operations	2.75		0.53		(1.74)	1.89	3.54
Less distributions from:
Net investment income	(1.29)		(1.13)		(0.12)	(0.74)	(0.70)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(1.29)		(1.13)		(0.12)	(1.98)	(0.70)
Net asset value, end of period	$26.75		$25.29		$25.89	$27.75	$27.84
Total return (3)	11.14	% (10)	2.07%		(6.29)%	6.99%	14.36	% (8)
Net assets, at end of period (000s)	$15,217		$13,227		$17,598	$19,077	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.62%		1.64%		1.63%	1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.62%		1.64%		1.63%	1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	4.98%		4.28%		0.27%	2.83%	2.74%
Portfolio Turnover Rate	70%		198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class Shares	2024	2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.35	$25.96		$27.76	$27.85	$25.00
Activity from investment operations:
Net investment income (2)	1.39	1.20		0.18	0.91	0.83
Net realized and unrealized gain (loss) on investments	1.47	(0.58)		(1.81)	1.09	2.81
Total from investment operations	2.86	0.62		(1.63)	2.00	3.64
Less distributions from:
Net investment income	(1.39)	(1.23)		(0.17)	(0.85)	(0.79)
Net realized gains	—	—		—	(1.24)	—
Return of capital	—	(0.00	) (9)	—	—	—
Total distributions	(1.39)	(1.23)		(0.17)	(2.09)	(0.79)
Net asset value, end of period	$26.82	$25.35		$25.96	$27.76	$27.85
Total return (3)	11.59%	2.43%		(5.89)%	7.40%	14.78	% (8)
Net assets, at end of period (000s)	$1,865,088	$1,728,412		$2,051,793	$1,840,643	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.22%	1.24%		1.23%	1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.22%	1.24%		1.23%	1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	5.37%	4.68%		0.66%	3.26%	3.05%
Portfolio Turnover Rate	70%	198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,
Class A Shares	2024		2023		2022	2021 (1)
Net asset value, beginning of period	$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.64		0.47		0.20	0.24
Net realized and unrealized gain (loss) on investments	2.63		0.25	(11)	(2.89)	(0.44)
Total from investment operations	3.27		0.72		(2.69)	(0.20)
Less distributions from:
Net investment income	(0.67)		(0.44)		(0.22)	(0.19)
Return of capital	—		—		(0.01)	—
Total distributions	(0.67)		(0.44)		(0.23)	(0.19)
Net asset value, end of period	$24.57		$21.97		$21.69	$24.61
Total return (3)	15.06%		3.33%		(10.99)%	(0.82	)% (8)
Net assets, at end of period (000s)	$234		$203		$614	$339
Ratio of gross expenses to average net assets (4)(5)(7)	1.55	% (10)	1.53	% (10)	1.64%	1.72%
Ratio of net expenses to average net assets (5)(7)	1.56	% (9)	1.56	% (9)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(7)	2.74%		2.11%		0.85%	2.72%
Portfolio Turnover Rate	115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior year.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior year.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,		September 30,
Class C Shares	2024		2023		2022		2021 (1)
Net asset value, beginning of period	$21.85		$21.63		$24.55		$25.00
Activity from investment operations:
Net investment income (2)	0.45		0.28		0.05		0.14
Net realized and unrealized gain (loss) on investments	2.63		0.27	(12)	(2.89)		(0.41)
Total from investment operations	3.08		0.55		(2.84)		(0.27)
Less distributions from:
Net investment income	(0.51)		(0.33)		(0.08)		(0.18)
Return of capital	—		—		(0.00	) (9)	—
Total distributions	(0.51)		(0.33)		(0.08)		(0.18)
Net asset value, end of period	$24.42		$21.85		$21.63		$24.55
Total return (3)	14.23%		2.53%		(11.58)%		(1.09	)% (8)
Net assets, at end of period (000s)	$1,083		$589		$42		$29
Ratio of gross expenses to average net assets (4)(5)(7)	2.30	% (11)	2.28	% (11)	2.39%		2.47%
Ratio of net expenses to average net assets (5)(7)	2.31	% (10)	2.31	% (10)	2.31%		2.31%
Ratio of net investment income to average net assets (5)(6)(7)	1.92%		1.26%		0.22%		1.63%
Portfolio Turnover Rate	115%		207%		345%		39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(12)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,
Investor Class Shares	2024		2023		2022	2021 (1)
Net asset value, beginning of period	$21.96		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.61		0.38		0.19	0.18
Net realized and unrealized gain (loss) on investments	2.64		0.30	(11)	(2.91)	(0.39)
Total from investment operations	3.25		0.68		(2.72)	(0.21)
Less distributions from:
Net investment income	(0.63)		(0.41)		(0.19)	(0.18)
Return of capital	—		—		(0.01)	—
Total distributions	(0.63)		(0.41)		(0.20)	(0.18)
Net asset value, end of period	$24.58		$21.96		$21.69	$24.61
Total return (3)	14.95	% (12)	3.16%		(11.07)%	(0.84	)% (8)
Net assets, at end of period (000s)	$2,530		$4,700		$1,460	$1,457
Ratio of gross expenses to average net assets (4)(5)(7)	1.70	% (10)	1.68	% (10)	1.79%	1.87%
Ratio of net expenses to average net assets (5)(7)	1.71	% (9)	1.71	% (9)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(7)	2.62%		1.68%		0.82%	2.03%
Portfolio Turnover Rate	115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,
Instl Class Shares	2024		2023		2022	2021 (1)
Net asset value, beginning of period	$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.70		0.48		0.29	0.21
Net realized and unrealized gain (loss) on investments	2.63		0.30	(11)	(2.92)	(0.40)
Total from investment operations	3.33		0.78		(2.63)	(0.19)
Less distributions from:
Net investment income	(0.73)		(0.50)		(0.28)	(0.20)
Return of capital	—		—		(0.01)	—
Total distributions	(0.73)		(0.50)		(0.29)	(0.20)
Net asset value, end of period	$24.57		$21.97		$21.69	$24.61
Total return (3)	15.34	% (12)	3.60%		(10.75)%	(0.76	)% (8)
Net assets, at end of period (000s)	$352,124		$403,441		$163,155	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.30	% (10)	1.28	% (10)	1.39%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.31	% (9)	1.31	% (9)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	3.02%		2.13%		1.21%	2.32%
Portfolio Turnover Rate	115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Instl Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended
	September 30,		September 30,
Investor Class Shares	2024		2023 (1)
Net asset value, beginning of year	$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.83		0.74
Net realized and unrealized gain (loss) on investments	2.36		(0.32)
Total from investment operations	3.19		0.42
Less distributions from:
Net investment income	(0.96)		(0.73)
Total distributions	(0.96)		(0.73)
Net asset value, end of year	$26.92		$24.69
Total return (3)	13.09	% (8)	1.68%
Net assets, at end of year (000s)	$52		$25 (7)
Ratio of gross expenses to average net assets (4)(5)	2.08%		2.02%
Ratio of net expenses to average net assets (5)	1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)	3.12%		2.94%
Portfolio Turnover Rate	101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Investor Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Actual net assets, not truncated.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended
	September 30,		September 30,
Instl Class Shares	2024		2023 (1)
Net asset value, beginning of year	$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.95		0.74
Net realized and unrealized gain (loss) on investments	2.26		(0.32)
Total from investment operations	3.21		0.42
Less distributions from:
Net investment income	(0.98)		(0.73)
Total distributions	(0.98)		(0.73)
Net asset value, end of year	$26.92		$24.69
Total return (3)	13.15	% (7)	1.68%
Net assets, at end of year (000s)	$37,272		$37,838
Ratio of gross expenses to average net assets (4)(5)	1.68%		1.62%
Ratio of net expenses to average net assets (5)	1.31%		1.31%
Ratio of net investment income to average net assets (5)(6)	3.68%		2.94%
Portfolio Turnover Rate	101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Instl Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
	September 30,		September 30,
Investor Class Shares	2024		2023 (1)
Net asset value, beginning of period	$24.97		$25.00
Activity from investment operations:
Net investment income (2)	0.54		0.17
Net realized and unrealized gain (loss) on investments	3.44		(0.10)
Total from investment operations	3.98		0.07
Less distributions from:
Net investment income	(0.46)		(0.10)
Total distributions	(0.46)		(0.10)
Net asset value, end of period	$28.49		$24.97
Total return (3)	16.05	% (7)	0.28	% (9)
Net assets, at end of period (000s)	$27		$18
Ratio of gross expenses to average net assets (4)(5)(8)	2.12%		2.99%
Ratio of net expenses to average net assets (5)(8)	1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)(8)	2.01%		1.30%
Portfolio Turnover Rate	113%		99	% (9)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Investor Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Instl Class Shares	2024	2023 (1)
Net asset value, beginning of period	$24.97	$25.00
Activity from investment operations:
Net investment income (2)	0.57	0.21
Net realized and unrealized gain (loss) on investments	3.58	(0.10)
Total from investment operations	4.15	0.11
Less distributions from:
Net investment income	(0.56)	(0.14)
Total distributions	(0.56)	(0.14)
Net asset value, end of period	$28.56	$24.97
Total return (3)	16.77%	0.45	% (8)
Net assets, at end of period (000s)	$47,991	$23,173
Ratio of gross expenses to average net assets (4)(5)(7)	1.72%	2.59%
Ratio of net expenses to average net assets (5)(7)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.08%	1.64%
Portfolio Turnover Rate	113%	99	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Instl Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Year Ended September 30, 2024 (1)	Investor Class Shares		Instl Class Shares
Net asset value, beginning of year	$25.00		$25.00
Activity from investment operations:
Net investment income (2)	0.32		0.44
Net realized and unrealized gain on investments	4.13		4.12
Total from investment operations	4.45		4.56
Less distributions from:
Net investment income	(0.41)		(0.45)
Total distributions	(0.41)		(0.45)
Net asset value, end of year	$29.04		$29.11
Total return (3)	17.95	% (7)	18.40%
Net assets, at end of year (000s)	$179		$3,784
Ratio of gross expenses to average net assets (4)(5)	7.51%		7.11%
Ratio of net expenses to average net assets (5)	1.39%		0.99%
Ratio of net investment income to average net assets (5)(6)	1.13%		1.60%
Portfolio Turnover Rate	93%		93%

(1)	The Ocean Park Tactical Core Growth Fund Investor Class shares and Instl Class shares commenced operations on September 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The Ocean Park Tactical All Asset Fund (“OPTAAF”), Ocean Park Tactical Core Income Fund (“OPTCIF”), Ocean Park Tactical Municipal Fund (“OPTMF”), Ocean Park Tactical Bond Fund (“OPTBF”), Ocean Park Tactical Risk Spectrum 50 Fund (“OPTRSFF”), Ocean Park Tactical Risk Spectrum 30 Fund (“OPTRSTF”), Ocean Park Tactical Risk Spectrum 70 Fund (“OPTRSSF”), and Ocean Park Tactical Core Growth Fund (“OPTCGF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. OPTAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. OPTCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. OPTMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. OPTBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. OPTRSFF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. OPTRSTF’s two investment objectives are to provide total investment return and to limit volatility and downside risk. OPTRSSF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. OPTCGF’s seeks long-term total return (the combination of yield and net gains) while seeking to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Funds are “fund of funds”, in that they will generally invest in other investment companies.

OPTAAF, OPTCIF, OPTMF, OPTBF and OPTRSFF currently offer Class A, Class C, Investor Class, and Instl Class with OPTAAF also offering Class A1 and Class I1, and OPTMF also offering Special Class Shares. OPTRSTF, OPTRSSF, and OPTCGF currently offer Investor Class and Instl Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for OPTAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for OPTCIF. Effective July 7, 2023, OPTMF suspended purchase orders from any investors for the Special Shares Class. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 3.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Funds’ assets measured at fair value:

Ocean Park Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$292,221,146	$—	$—	$292,221,146
Open End Funds	328,767,826	—	—	328,767,826
Collateral For Securities Loaned	58,045,608	—	—	58,045,608
Money Market Fund	786,541	—	—	786,541
Total	$679,821,121	$—	$—	$679,821,121

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Ocean Park Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$547,491,577	$—	$—	$547,491,577
Open End Funds	985,065,330	—	—	985,065,330
Collateral For Securities Loaned	154,578,852	—	—	154,578,852
Money Market Fund	2,505,426	—	—	2,505,426
Total	$1,689,641,185	$—	$—	$1,689,641,185

Ocean Park Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$88,884,327	$—	$—	$88,884,327
Open End Funds	203,191,619	—	—	203,191,619
Collateral For Securities Loaned	19,900,425	—	—	19,900,425
Money Market Funds	437,672	—	—	437,672
Total	$312,414,043	$—	$—	$312,414,043

Ocean Park Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,113,455,133	$—	$—	$1,113,455,133
Open End Funds	795,826,498	—	—	795,826,498
Collateral For Securities Loaned	195,251,786	—	—	195,251,786
Money Market Fund	4,235,508	—	—	4,235,508
Total	$2,108,768,925	$—	$—	$2,108,768,925

Ocean Park Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$173,938,758	$—	$—	$173,938,758
Open End Funds	181,724,872	—	—	181,724,872
Collateral For Securities Loaned	23,467,534	—	—	23,467,534
Money Market Fund	534,668	—	—	534,668
Total	$379,665,832	$—	$—	$379,665,832

Ocean Park Tactical Risk Spectrum 30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,075,571	$—	$—	$17,075,571
Open End Funds	20,140,880	—	—	20,140,880
Collateral For Securities Loaned	1,769,208	—	—	1,769,208
Money Market Fund	12,605	—	—	12,605
Total	$38,998,264	$—	$—	$38,998,264

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Ocean Park Tactical Risk Spectrum 70 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,203,804	$—	$—	$34,203,804
Open End Funds	12,884,972	—	—	12,884,972
Collateral For Securities Loaned	4,659,608	—	—	4,659,608
Money Market Fund	96,826	—	—	96,826
Total	$51,845,210	$—	$—	$51,845,210

Ocean Park Tactical Core Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,082,747	$—	$—	$3,082,747
Open End Funds	821,295	—	—	821,295
Collateral For Securities Loaned	251,738	—	—	251,738
Money Market Fund	189,611	—	—	189,611
Total	$4,345,391	$—	$—	$4,345,391

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for OPTCIF, OPTMF, OPTBF and OPTCGF and quarterly for OPTAAF, OPTRSFF, OPTRSTF and OPTRSSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 to September 30, 2023,

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

or expected to be taken in the Funds’ September 30, 2024 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended September 30, 2024, the Fund did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
OPTAAF	$710,510,118	$707,814,372
OPTCIF	$1,835,036,030	$1,744,621,134
OPTMF	$327,186,011	$127,396,904
OPTBF	$1,219,332,759	$1,188,282,128
OPTRSFF	$395,140,856	$437,907,285
OPTRSTF	$35,918,235	$34,798,165
OPTRSSF	$57,225,529	$35,197,823
OPTCGF	$6,002,143	$2,502,681

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ocean Park Asset Management, LLC, formerly know as Wright Fund Management, LLC, serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as indicated below. For the year ended September 30, 2024, each Fund incurred the following in advisory fees:

		TOTAL
FUND	ANNUAL RATE	ADVISORY FEE
OPTAAF	1.25%	$8,162,678
OPTCIF	0.75%	$11,836,758
OPTMF	0.75%	$2,154,004
OPTBF	1.05%	$18,707,888
OPTRSFF	1.05%	$3,855,422
OPTRSTF	1.05%	$385,157
OPTRSSF	1.05%	$341,146
OPTCGF	0.75%	$20,375

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2025 for OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses)) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

			Investor
	Class A	Class C	Class	Instl Class	Class A1	Class I1	Special Shares
OPTAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
OPTCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
OPTMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
OPTBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
OPTRSFF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTRSTF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A
OPTRSSF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A
OPTCGF	N/A	N/A	1.39%	0.99%	N/A	N/A	N/A

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2024, the Adviser waived $0 with respect to OPTAAF, OPTBF, and OPTRSFF, and $9,168, $12,509, $127,492, $133,196 and $166,311 to OPTCIF, OPTMF, OPTRSTF, OPTRSSF and OPTCGF respectively, under each Fund’s Expense Limitation Agreement. For the year ended September 30, 2024, the Adviser recaptured fees in the amount of $32,542 for OPTRSFF with respect to the Fund.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2025	9/30/2026	9/30/2027
OPTCIF	$—	$—	$9,168
OPTMF	$3,054	$4,158	$12,509
OPTRSFF	$11,432	$—	$—
OPTRSTF	$—	$127,829	$127,492
OPTRSSF	$—	$76,683	$133,196
OPTCGF	$—	$—	$166,311

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2024, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

			Investor
	Class A	Class C	Class	Class A1	Class I1
OPTAAF	0.25%	1.00%	0.25%	0.40%	0.40%
OPTCIF	0.40%	1.00%	0.40%	N/A	N/A
OPTMF	0.25%	1.00%	0.40%	N/A	N/A
OPTBF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSFF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSTF	N/A	N/A	0.40%	N/A	N/A
OPTRSSF	N/A	N/A	0.40%	N/A	N/A
OPTCGF	N/A	N/A	0.40%	N/A	N/A

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended September 30, 2024, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each fund respectively:

		Front End Sale	Amounts retained by
	Share	charges received by	the Principal
Fund	Class	the Distributor	Underwriter
OPTAAF	Class A1	$207	$15
	Class A	$6,629	$444
OPTCIF	Class A	$48,424	$2,286
OPTMF	Class A	$15,003	$1,061
OPTBF	Class A	$87,171	$5,857
OPTRSFF	Class A	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

6.	CREDIT FACILITY

Effective July 31, 2023, the Fund entered into an amended and restated loan agreement, dated July 31, 2023, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate per month. There are no fees charged on the unused portion of the line of credit. For the year ended September 30, 2024, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed $150,000,000. During the year ended September 30, 2024, OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF drew on the line of credit as follows:

		Outstanding		Average	Maximum
		Balance as of		Borrowings	Borrowing
FUND	Interest Expense	September 30, 2024	Average Borrowings	Rate	Interest Rate
OPTAAF	$5,341	$—	$537,410	8.49%	8.50%
OPTCIF	$23,265	$—	$3,756,462	8.44%	8.50%
OPTMF	$3,158	$—	$421,321	8.45%	8.50%
OPTBF	$18,672	$—	$3,366,043	8.50%	8.50%
OPTRSFF	$4,229	$—	$406,375	8.49%	8.50%
OPTRSTF	$867	$24,000	$62,969	8.44%	8.50%
OPTRSSF	$545	$—	$80,625	8.50%	8.50%
OPTCGF	$5	$—	$8,667	8.33%	8.50%

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab held approximately 62.5%, 35.4%, 49.5%, 52.7%, 63.5%, 97.6%, 30.9% and 63.8% of the voting securities of OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF, and OPTCGF, respectively. Pershing LLC held approximately 25.2%, and 27.7% of the voting securities of OPTMF and OPTCG, respectively. National Financial Services LLC held approximately 59.6% of the voting securities of OPTRSSF .The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab, Pershing LLC or National Financial Services LLC are also owned beneficially.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

OPTBF currently invests a portion of their assets in the BlackRock High Yield Bond Portfolio, - Institutional Class (“BlackRock”). BlackRock is registered under the 1940 Act as an open-end management investment company. OPTBF may redeem its investments in BlackRock at any time if the Adviser determines that it is in the best interest of OPTBF, and their shareholders to do so. The performance of OPTBF will be directly affected by the performance of BlackRock. The financial statements of BlackRock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STBF’s financial statements. As of September 30, 2024, the percentage of OPTBF’s net assets invested in BlackRock High Yield Bond Portfolio, - Institutional Class was 26.5%.

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2024, and September 30, 2023 was as follows:

	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$21,256,934	$—	$—	$—	$21,256,934
Ocean Park Tactical Core Income Fund	68,799,419	—	—	4,230,750	73,030,169
Ocean Park Tactical Municipal Fund	1,042,323	—	—	6,835,142	7,877,465
Ocean Park Tactical Bond Fund	94,994,034	—	—	—	94,994,034
Ocean Park Tactical Risk Spectrum 50 Fun	11,288,631	—	—	—	11,288,631
Ocean Park Tactical Risk Spectrum 30 Fun	1,346,027	—	—	16,962	1,362,989
Ocean Park Tactical Risk Spectrum 70 Fun	687,483	—	—	—	687,483
Ocean Park Tactical Core Growth Fund	41,574	—	—	—	41,574

For the period ended September 30, 2023:

	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$23,300,546	$—	$13,277	$1,350,936	$24,664,759
Sierra Tactical Core Income Fund	66,096,025	—	303,794	5,155,763	71,555,582
Sierra Tactical Municipal Fund	2,106,433	—	4,229	5,688,779	7,799,441
Sierra Tactical Bond Fund	91,181,704	—	214,584	—	91,396,288
Sierra Tactical Risk Spectrum 50 Fund	7,098,958	—	—	212,422	7,311,380
Sierra Tactical Risk Spectrum 30 Fund	1,134,820	—	—	56,827	1,191,647
Sierra Tactical Risk Spectrum 70 Fund	76,760	—	—	—	76,760

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ocean Park Tactical All Asset Fund	$162,412	$—	$—	$(66,264,578)	$—	$45,596,287	$(20,505,879)
Ocean Park Tactical Core Income Fund	705,080	—	—	(174,779,200)	—	78,691,948	(95,382,172)
Ocean Park Tactical Municipal Fund	75,447	—	—	(24,530,057)	—	20,075,364	(4,379,246)
Ocean Park Tactical Bond Fund	650,596	—	—	(126,004,092)	—	108,812,221	(16,541,275)
Ocean Park Tactical Risk Spectrum 50 Fund	179,089	—	—	(24,003,786)	—	32,655,549	8,830,852
Ocean Park Tactical Risk Spectrum 30 Fund	34,748	30,597	—	—	—	2,744,423	2,809,768
Ocean Park Tactical Risk Spectrum 70 Fund	21,950	—	—	(63,827)	—	3,659,879	3,618,002
Ocean Park Tactical Core Growth Fund	46,890	639	—	—	—	359,370	406,899

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ocean Park Tactical All Asset Fund	$66,264,578	$—	$66,264,578	$—
Ocean Park Tactical Core Income Fund	174,779,200	—	174,779,200	—
Ocean Park Tactical Municipal Fund	24,530,057	—	24,530,057	—
Ocean Park Tactical Bond Fund	126,004,092	—	126,004,092	—
Ocean Park Tactical Risk Spectrum 50 Fund	24,003,786	—	24,003,786	—
Ocean Park Tactical Risk Spectrum 30 Fund	—	—	—	2
Ocean Park Tactical Risk Spectrum 70 Fund	63,827	—	63,827	—
Ocean Park Tactical Core Growth Fund	—	—	—	—

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Permanent book and tax differences, primarily attributable to tax adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2024 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ocean Park Tactical All Asset Fund	$(122,285)	$122,285
Ocean Park Tactical Core Income Fund	(366,177)	366,177
Ocean Park Tactical Municipal Fund	—	—
Ocean Park Tactical Bond Fund	(189,388)	189,388
Ocean Park Tactical Risk Spectrum 50 Fund	—	—
Ocean Park Tactical Risk Spectrum 30 Fund	—	—
Ocean Park Tactical Risk Spectrum 70 Fund	—	—
Ocean Park Tactical Core Growth Fund	—	—

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
				Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
Ocean Park Tactical All Asset Fund	$634,224,834	$47,617,959	$(2,021,672)	$45,596,287
Ocean Park Tactical Core Income Fund	1,610,949,237	85,173,370	(6,481,422)	78,691,948
Ocean Park Tactical Municipal Fund	292,338,679	20,089,462	(14,098)	20,075,364
Ocean Park Tactical Bond Fund	1,999,956,704	114,799,867	(5,987,646)	108,812,221
Ocean Park Tactical Risk Spectrum 50 Fund	347,010,283	33,856,623	(1,201,074)	32,655,549
Ocean Park Tactical Risk Spectrum 30 Fund	36,253,841	2,837,824	(93,401)	2,744,423
Ocean Park Tactical Risk Spectrum 70 Fund	48,185,331	3,794,783	(134,904)	3,659,879
Ocean Park Tactical Core Growth Fund	3,986,021	365,989	(6,619)	359,370

11.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The following table breaks out the holdings received as collateral as of September 30, 2024:

Securities Lending Transactions

Overnight and Continuous
OPTAAF
First American Government Obligations Fund - Class X	$58,045,608
OPTCIF
First American Government Obligations Fund - Class X	$154,578,852
OPTMF
First American Government Obligations Fund - Class X	$19,900,425
OPTBF
First American Government Obligations Fund - Class X	$195,251,786
OPTRSFF
First American Government Obligations Fund - Class X	$23,467,534
OPTRSTF
First American Government Obligations Fund - Class X	$1,769,208
OPTRSSF
First American Government Obligations Fund - Class X	$4,659,608
OPTCGF
First American Government Obligations Fund - Class X	$251,738

The fair value of the securities loaned are noted on the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. This amount is offset by a liability recorded as “Securities Lending Collateral Payable” on the Statements of Assets and Liabilities. The following table is a summary of the Funds’ fair value of the securities loaned and related collateral as of September 30, 2024:

	Fair Value of	Collateral for
Ticker	Securities on Loan	Securities Loaned
OPTAAF	$56,853,927	$58,045,608
OPTCIF	$150,913,973	$154,578,852
OPTMF	$19,440,471	$19,900,425
OPTBF	$190,908,523	$195,251,786
OPTRSFF	$22,974,457	$23,467,534
OPTRSTF	$1,734,548	$1,769,208
OPTRSSF	$4,546,069	$4,659,608
OPTCGF	$246,649	$251,738

THE OCEAN PARK FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Core Income Fund	Class A	0.0694	10/29/2024	10/31/2024
Ocean Park Tactical Core Income Fund	Class C	0.0599	10/29/2024	10/31/2024
Ocean Park Tactical Core Income Fund	Investor Class	0.0695	10/29/2024	10/31/2024
Ocean Park Tactical Core Income Fund	Instl Class	0.0761	10/29/2024	10/31/2024

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Municipal Fund	Class A	0.0562	10/29/2024	10/31/2024
Ocean Park Tactical Municipal Fund	Class C	0.0400	10/29/2024	10/31/2024
Ocean Park Tactical Municipal Fund	Investor Class	0.0531	10/29/2024	10/31/2024
Ocean Park Tactical Municipal Fund	Instl Class	0.0614	10/29/2024	10/31/2024
Ocean Park Tactical Municipal Fund	Special Class	0.0635	10/29/2024	10/31/2024

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Bond Fund	Class A	0.1119	10/29/2024	10/31/2024
Ocean Park Tactical Bond Fund	Class C	0.0960	10/29/2024	10/31/2024
Ocean Park Tactical Bond Fund	Investor Class	0.1087	10/29/2024	10/31/2024
Ocean Park Tactical Bond Fund	Instl Class	0.1171	10/29/2024	10/31/2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Ocean Park Funds and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Ocean Park Funds, comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust, as of September 30, 2024, the related statements of operations and changes in net assets, the financial highlights, and the related notes for each of the years or periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the years or periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements of	Changes in Net
Fund Name	Operation	Assets	Financial Highlights
Ocean Park Tactical All Asset Fund (formerly known as Sierra Tactical All Asset Fund), Ocean Park Tactical Core Income Fund (formerly known as Sierra Tactical Core Income Fund), Ocean Park Tactical Municipal Fund (formerly known as Sierra Tactical Municipal Fund), Ocean Park Tactical Bond Fund (formerly known as Sierra Tactical Bond Fund), Ocean Park Tactical Risk Spectrum 50 Fund (formerly known as Sierra Tactical Risk Spectrum 50 Fund), Ocean Park Tactical Risk Spectrum 30 Fund (formerly known as Sierra Tactical Risk Spectrum 30 Fund)	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023
Ocean Park Tactical Risk Spectrum 70 Fund (formerly known as Sierra Tactical Risk Spectrum 70 Fund)	For the year ended September 30, 2024	For the year ended September 30, 2024 and for the period from March 31, 2023 (commencement of operations) through September 30, 2023
Ocean Park Tactical Core Growth Fund	For the period from September 29, 2023 (commencement of operations) through September 30, 2024

The Funds’ financial highlights for the years or periods ended September 30, 2022, and prior, were audited by other auditors whose report dated November 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

THE OCEAN PARK FUNDS
Additional Information (Unaudited)
September 30, 2024

FOREIGN TAX CREDIT (Unaudited)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended September 30, 2024, and September 30, 2023 were as follows:

For fiscal year ended
9/30/2024	Foreign Taxes Paid	Foreign Source Income
Ocean Park Tactical Risk Spectrum 70 Fund	$0.0063	$0.1020
Ocean Park Tactical Core Growth Fund	$0.0098	$0.1426

For fiscal year ended
9/30/2023	Foreign Taxes Paid	Foreign Source Income
Sierra Tactical All Asset Fund	$0.0054	$0.0731
Sierra Tactical Risk Spectrum 50 Fund	$0.0038	$0.0426
Sierra Tactical Risk Spectrum 30 Fund	$0.0024	$0.0421

THE OCEAN PARK FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2024

Ocean Park Asset Management, LLC Adviser to Sierra Tactical All Asset Fund (“Sierra Asset”), Sierra Tactical Bond Fund “(Sierra Bond”), Sierra Tactical Core Income Fund (“Sierra Income”), Sierra Tactical Municipal Fund (“Sierra Municipal”), Sierra Tactical Risk Spectrum 30 Fund (“Sierra Tactical 30”), Sierra Tactical Risk Spectrum 50 Fund (“Sierra Tactical 50”), Sierra Tactical Risk Spectrum 70 Fund (“Sierra Tactical 70”) *

In connection with the regular meeting held on September 25-26, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of the investment advisory agreements (each an “Advisory Agreement”) between Ocean Park Asset Management, LLC (“Ocean Park”) and the Trust, with respect to the Sierra Asset, Sierra Bond, Sierra Income, Sierra Municipal, Sierra Tactical 30, Sierra Tactical 50 and Sierra Tactical 70 (collectively referred to as the “Funds”). In considering the re-approval of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Ocean Park was founded in 1987, was part of the Sierra Group of companies, had over $ 4.6 billion in AUM, and offered a variety of tactically managed investment strategies designed for retirees and other conservative investors. The Trustees reviewed the backgrounds of the key investment personnel responsible for servicing the Funds, noting that Ocean Park was composed of veteran investment professionals. The Trustees observed that Ocean Park had developed a proprietary mathematical model which determined when to buy and sell investments, and that it embedded risk management processes into its investment strategies. The Trustees further observed that Ocean Park managed and monitored the investment limitations for each Fund it advised using a pre-trade process that assessed such Fund’s potential investments for make-up and size. The Trustees agreed that Ocean Park had sufficient resources and ample experience in managing portfolios that prioritized risk-management and capital preservation. The Board concluded that Ocean Park would continue providing a high level of service to the Funds for the benefit of their respective shareholders.

Performance.

Sierra Asset. The Trustees noted that Sierra Asset’s returns over the prior one-year period were above the category median. The Trustees also observed that Sierra Asset’s returns over the prior three-year, five-year, and since inception periods were below the category and peer group median but outperformed the Fund’s benchmark over the same periods. The Trustees

THE OCEAN PARK FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2024

acknowledged that the Fund’s conservative strategy was focused on minimizing maximum drawdown, and that the strategy was willing to sacrifice rate of return to protect its shareholders from maximum drawdown. The Trustees agreed that Sierra Asset provided reasonable returns to shareholders.

Sierra Bond. The Trustees noted that Sierra Bond’s returns over the prior one-year, three-year, and since inception periods were above the peer group median and the Fund’s benchmark over the same periods. The Trustees agreed that Sierra Bond’s performance was strong.

Sierra Income. The Trustees noted that Sierra Income’s returns over the prior one-year, three-year, five-year, and since inception periods were below the category median but within the category range. The Trustees observed that Sierra Income’s returns over each of the prior one-year, three-year, five-year, and since inception periods were above the Fund’s benchmark. The Trustees acknowledged that the Fund’s strategy focused on limiting volatility and drawdowns and agreed that the Fund had provided reasonable returns to shareholders.

Sierra Municipal. The Trustees noted that Sierra Municipal’s returns over the prior one-year period were below the category median but acknowledged that the Fund’s returns were in the top quartile of the category over the prior three -year, five-year, and since inception periods. The Trustees also observed that Sierra Municipal’s returns were above the Fund’s benchmark over the prior one-year, three-year, five-year, and since inception periods. The Trustee’s agreed that Sierra Municipal’s performance was solid.

Sierra Tactical 30. The Trustees noted that Sierra Tactical 30’s returns over the prior one-year period were above the category average and median, but below the category average and median on a since inception basis. The Trustees also observed that Sierra Tactical 30’s returns were above the benchmark over the prior one-year period, but below the benchmark on a since inception basis. The Trustees noted that the Fund’s objective was to provide total return with limited volatility and downside and that the Fund’s early all cash position had reduced its returns on a since inception basis. The Trustees agreed that the Fund was being managed as designed and that its returns were reasonable.

Sierra Tactical 50. The Trustees noted that Sierra Tactical 50’s returns over the prior one-year period were above the category median, were equal over the three-year period, but slightly below the category median over the since inception period. The Trustees also observed that the Fund’s returns were above the benchmark over each of the prior one-year, three-year, and since inception periods. The Trustees agreed that Sierra Tactical 50’s returns were satisfactory.

Sierra Tactical 70. The Trustees noted that Sierra Tactical 70’s returns over the prior one-year and since inception periods were below the category median. The Trustees also observed that the Fund’s returns were below the benchmark over the prior one-year period but above the benchmark on a since inception basis. The Trustees noted that the Fund had an investment objective of long-term total return with lower volatility and drawdowns, and that the Fund’s focus on limiting drawdowns caused the Fund to exit the markets in late 2023 and miss the quick rebound. The Trustees agreed that the Fund needed additional time to experience trending markets and that a longer period of evaluation was warranted but that the Fund’s returns to date were reasonable.

THE OCEAN PARK FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2024

Fees and Expenses.

Sierra Asset. The Trustees noted that Sierra Asset was charged an annual advisory fee of 1.25%, which was higher than the category median. The Trustees further noted that the Fund’s net expense ratio of 1.45% was also above the category median and slightly above the peer group average. The Trustees acknowledged Ocean Park’s attribution of the fees to the extensive daily involvement of senior personnel and the resources required to implement the Fund’s risk mitigation strategies. The Trustee’s agreed that Sierra Assets fees and expenses were not unreasonable.

Sierra Bond. The Trustees observed that Ocean Park charged Sierra Bond an annual advisory fee of 1.05%, which was higher than the category median but within the category range and below the peer group median. The Trustees also observed that Sierra Bond had a net expense ratio of 1.24%, which was above the category average but significantly below the peer group average. The Trustees acknowledged that not all of the funds in Sierra Bond’s category were actively managed and agreed that Sierra Bond’s fees and expenses were not unreasonable.

Sierra Income . The Trustees noted that Sierra Income was charged an annual advisory fee of 0.75%, which was below the category average and substantially below the peer group average. The Trustees also observed that Sierra Income’s net expense ratio of 0.94% was slightly below the category average, and substantially below the peer group average. The Trustees agreed that Sierra Income’s fees and expenses were not unreasonable.

Sierra Municipal. The Trustees observed that Sierra Municipal was charged an annual advisory fee of 0.75%, which was above the category and peer group average but not a category high. The Trustees further observed that Sierra Municipal’s net expense ratio was the highest in its category and above the peer group average. The Trustees noted Ocean Park’s representations that multiple funds in the category and peer group were substantially larger than Sierra Municipal and that the Fund did not possess the same ability to absorb costs over a large base of assets and that senior personnel were extensively involved in the management of the Fund. The Trustees agreed that Sierra Municipal’s fees and expenses were not unreasonable.

Sierra Tactical 30. The Trustees observed that Sierra Tactical 30 was charged an annual advisory fee of 1.05%, which was above the category and peer group average but not a category high. The Trustees also observed that the Fund had a net expense ratio of 1.31%, which was also above the category and peer group average. The Trustees considered Ocean Park’s observation that Sierra Tactical 30’s assets were well below the category and peer group average, meaning that the Fund did not benefit from the same economies of scale, and that the Fund was a tactical, actively managed fund unlike most of the funds in the category that employed static asset allocation policies. The Trustees agreed that Sierra Tactical 30’s fees and expenses were not unreasonable.

Sierra Tactical 50. The Trustees noted that Ocean Park charged Sierra Tactical 50 an annual advisory fee of 1.05% which was a category high. The Trustees further noted that Sierra Tactical 50 had a net expense ratio of 1.31%, which was also a category high. The Trustees acknowledged that Sierra Tactical 50 had significantly less assets than many of the funds in the category and peer group, that the Fund was actively managed unlike many of the funds in the category which were

THE OCEAN PARK FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2024

passively managed, and considered Ocean Park’s assertion that highly skilled investment personnel were heavily involved in the management of the Fund on a daily basis. The Trustees agreed that, considering these factors, the Fund’s fees and expenses were not unreasonable.

Sierra Tactical 70. The Trustees observed that Sierra Tactical 70 was charged an annual advisory fee of 1.05%, which was above the category and peer group average but not a category high. The Trustees further observed that the Fund had a net expense ratio of 1.31%, which was also above the category and peer group average but not the highest in the Fund’s category. The Trustees acknowledged that, unlike many of the funds in the category which were passively managed, Sierra Tactical 70 was an actively managed fund which was managed with a high degree of daily involvement from senior personnel. The Trustees also considered that the Fund was significantly smaller than many of the funds in the category. In light of these issues, the Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether Ocean Park had realized economies of scale in connection with its management of the Funds. The Trustees acknowledged that Ocean Park had agreed to breakpoints with respect to Sierra Asset, Sierra Bond, Sierra Municipal, and agreed that each of the Funds had benefitted, albeit to varying degrees, from economies of scale arising from Ocean Park’s total AUM.

Profitability. The Trustees reviewed Ocean Park’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to its management of the Funds. The Trustees observed that Ocean Park had realized a profit with respect to its management of each of the Funds. The Trustees considered Ocean Park’s position that the reduction of fees charged by the Sierra Group on separately managed accounts that hold positions in the Funds led to a shifting of profits from the Sierra Group to the stated profits of Ocean Park. The Trustees also considered that the emphasis on risk management across multiple asset classes was a major value-add for the conservative investors of the Funds. The Trustees agreed that Ocean Park’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from Ocean Park as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that the approval of each Advisory Agreement between NLFT and Ocean Park, on behalf of the Funds was in the best interests of the Fund and such Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Ocean Park Asset Management, LLC
3420 Ocean Park Blvd., Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/09/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/09/24

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	12/09/24